UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

150 NORTH RIVERSIDE PLAZA CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Richard W. Smirl, Principal Executive Officer, William Blair Funds.

150 North Riverside Plaza

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—39.9%
*	Acxiom Corporation	100,705	$2,481
*	Adobe Systems, Inc.	27,710	4,134
*	Alphabet, Inc. Class “A”	26,457	25,762
	Booz Allen Hamilton Holding Corporation	104,760	3,917
*	CoStar Group, Inc.	24,701	6,626
	CSRA, Inc.	119,311	3,850
*	Facebook, Inc. Class “A”	88,758	15,166
*	Guidewire Software, Inc.	44,883	3,494
	j2 Global, Inc.	49,621	3,666
	Mastercard, Inc. Class “A”	133,602	18,865
*	MaxLinear, Inc.	107,922	2,563
	Microsoft Corporation	331,854	24,720
	National Instruments Corporation	103,867	4,380
*	Red Hat, Inc.	116,470	12,912
	Texas Instruments, Inc.	90,496	8,112
*	Ultimate Software Group, Inc.	18,296	3,469
*	Vantiv, Inc. Class “A”	107,279	7,560
*	Yelp, Inc.	54,042	2,340
			154,017
	Consumer Discretionary—16.2%
*	Amazon.com, Inc.	17,867	17,176
*	CarMax, Inc.	40,400	3,063
*	Grand Canyon Education, Inc.	49,967	4,538
*	Laureate Education, Inc.	166,800	2,427
	Newell Brands, Inc.	127,137	5,425
	Six Flags Entertainment Corporation	93,000	5,667
	Starbucks Corporation	245,900	13,207
*	Steven Madden, Ltd.	76,115	3,296
*	The Michaels Cos., Inc.	190,104	4,082
	Vail Resorts, Inc.	15,840	3,613
			62,494
	Health Care—15.9%
*	Align Technology, Inc.	18,947	3,529
	Allergan plc†	24,678	5,058
*	BioMarin Pharmaceutical, Inc.	32,800	3,053
	Bristol-Myers Squibb Co.	66,814	4,259
	Danaher Corporation	100,332	8,606
*	Edwards Lifesciences Corporation	33,415	3,653
	Shire plc—ADR	19,397	2,970
	UnitedHealth Group, Inc.	69,200	13,553
*	Veeva Systems, Inc.	52,745	2,975
	West Pharmaceutical Services, Inc.	26,023	2,505
	Zoetis, Inc.	174,780	11,144
			61,305
	Industrials—10.9%
	BWX Technologies, Inc.	98,140	5,498
	Fastenal Co.	125,423	5,717
	Raytheon Co.	45,588	8,506
	The Dun & Bradstreet Corporation	33,773	3,931
	Union Pacific Corporation	67,278	7,802
*	Verisk Analytics, Inc.	89,779	7,469

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Industrials — (continued)
	Wabtec Corporation	43,700	$3,310
			42,233
	Financials—8.6%
	Affiliated Managers Group, Inc.	17,773	3,374
	East West Bancorp, Inc.	66,200	3,957
	Intercontinental Exchange, Inc.	181,780	12,488
*	Signature Bank	27,115	3,472
	The Progressive Corporation	207,200	10,033
			33,324
	Consumer Staples—4.2%
	Costco Wholesale Corporation	37,295	6,127
*	Herbalife, Ltd.†	39,905	2,707
*	Monster Beverage Corporation	131,177	7,247
			16,081
	Materials—1.5%
	Ball Corporation	144,400	5,964
	Energy—1.1%
	Schlumberger, Ltd.†	59,613	4,159
	Total Common Stocks—98.3% (cost $289,085)		379,577
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $11,547, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$11,547	11,547
	Total Repurchase Agreement—3.0% (cost $11,547)		11,547
	Total Investments—101.3% (cost $300,632)		391,124
	Liabilities, plus cash and other assets—(1.3)%		(4,868)
	Net assets—100.0%		$386,256

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—39.5%
	Accenture plc†	45,540	$6,151
*	Adobe Systems, Inc.	40,780	6,084
*	Alphabet, Inc. Class “A”	8,870	8,637
*	Alphabet, Inc. Class “C”	4,856	4,657
*	Facebook, Inc.	53,810	9,195
	Intuit, Inc.	26,110	3,711
	Mastercard, Inc.	62,210	8,784
	Microsoft Corporation	177,920	13,253
*	Red Hat, Inc.	65,200	7,228
	Texas Instruments, Inc.	65,530	5,874
			73,574
	Health Care—14.9%
*	Biogen, Inc.	13,150	4,117
*	Cerner Corporation	43,960	3,135
	Danaher Corporation	52,700	4,521
	UnitedHealth Group, Inc.	44,900	8,794
	Zoetis, Inc.	113,500	7,237
			27,804
	Consumer Discretionary—14.2%
*	Amazon.com, Inc.	10,920	10,498
*	Chipotle Mexican Grill, Inc.	5,260	1,619
	Starbucks Corporation	124,780	6,702
	The Home Depot, Inc.	34,870	5,704
	Vail Resorts, Inc.	8,650	1,973
			26,496
	Industrials—11.8%
	Fortive Corporation	61,210	4,333
	Raytheon Co.	14,700	2,743
	TransDigm Group, Inc.	15,040	3,845
	Union Pacific Corporation	59,360	6,884
*	Verisk Analytics, Inc.	49,400	4,109
			21,914
	Financials—8.1%
	Affiliated Managers Group, Inc.	25,920	4,920
	Intercontinental Exchange, Inc.	62,140	4,269
	The Progressive Corporation	119,900	5,806
			14,995
	Consumer Staples—5.8%
*	Monster Beverage Corporation	115,500	6,381
	The Estee Lauder Cos., Inc.	40,390	4,356
			10,737
	Real Estate—2.4%
*	SBA Communications Corporation	30,860	4,445
	Materials—1.7%
	PPG Industries, Inc.	29,860	3,245

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Energy—0.8%
Schlumberger, Ltd.†	21,590	$1,506
Total Common Stocks—99.2% (cost $145,863)		184,716
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $1,589, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$1,589	1,589
Total Repurchase Agreement—0.8% (cost $1,589)		1,589
Total Investments—100.0% (cost $147,452)		186,305
Liabilities, plus cash and other assets—0.0%		(26)
Net assets—100.0%		$186,279

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—25.5%
*	Arista Networks, Inc.	6,140	$1,164
	Booz Allen Hamilton Holding Corporation	47,969	1,794
*	Check Point Software Technologies, Ltd.†	19,235	2,193
*	Coherent, Inc.	2,455	577
*	CoStar Group, Inc.	8,527	2,287
	CSRA, Inc.	38,140	1,231
*	Guidewire Software, Inc.	24,960	1,943
	j2 Global, Inc.	10,965	810
	MAXIMUS, Inc.	21,561	1,391
	Microchip Technology, Inc.	10,032	901
*	Red Hat, Inc.	24,390	2,704
*	Take-Two Interactive Software, Inc.	6,795	695
*	Ultimate Software Group, Inc.	2,620	497
*	Vantiv, Inc.	32,219	2,270
			20,457
	Industrials—20.7%
	BWX Technologies, Inc.	38,654	2,165
*	Copart, Inc.	81,920	2,816
	Equifax, Inc.	17,555	1,861
	Fortive Corporation	21,935	1,553
	Old Dominion Freight Line, Inc.	9,991	1,100
*	The Middleby Corporation	15,140	1,940
*	Verisk Analytics, Inc.	31,670	2,635
	Wabtec Corporation	15,960	1,209
	Xylem, Inc.	20,870	1,307
			16,586
	Consumer Discretionary—17.9%
*	CarMax, Inc.	19,805	1,501
	Domino’s Pizza, Inc.	5,320	1,056
	Hanesbrands, Inc.	79,465	1,958
*	Live Nation Entertainment, Inc.	21,525	937
	Newell Brands, Inc.	31,265	1,334
	Ross Stores, Inc.	37,890	2,447
	Six Flags Entertainment Corporation	34,865	2,125
	Tractor Supply Co.	18,495	1,171
	Vail Resorts, Inc.	8,005	1,826
			14,355
	Health Care—16.6%
*	ABIOMED, Inc.	5,565	938
*	Align Technology, Inc.	7,445	1,387
*	BioMarin Pharmaceutical, Inc.	15,901	1,480
*	Centene Corporation	25,205	2,439
*	Charles River Laboratories International, Inc.	313	34
	HealthSouth Corporation	22,995	1,066
*	Mettler-Toledo International, Inc.	1,530	958
	The Cooper Cos., Inc.	4,810	1,141
*	Veeva Systems, Inc.	21,525	1,214
	West Pharmaceutical Services, Inc.	5,632	542
	Zoetis, Inc.	33,800	2,155
			13,354

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—6.0%
*	Axalta Coating Systems, Ltd.†	31,903	$922
	Ball Corporation	61,380	2,535
	Vulcan Materials Co.	11,210	1,341
			4,798
	Financials—6.0%
	Affiliated Managers Group, Inc.	5,125	973
	East West Bancorp, Inc.	22,835	1,365
	The Progressive Corporation	50,415	2,441
			4,779
	Real Estate—3.3%
*	SBA Communications Corporation	18,580	2,676
	Energy—2.3%
*	Concho Resources, Inc.	14,075	1,854
	Total Common Stocks—98.3% (cost $63,491)		78,859
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $2,304, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$2,304	2,304
	Total Repurchase Agreement—2.9% (cost $2,304)		2,304
	Total Investments—101.2% (cost $65,795)		81,163
	Liabilities, plus cash and other assets—(1.2)%		(990)
	Net assets—100.0%		$80,173

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—25.5%
*	2U, Inc.	533,555	$29,900
*	Arista Networks, Inc.	175,170	33,214
	Booz Allen Hamilton Holding Corporation	936,723	35,024
*	Coherent, Inc.	53,000	12,464
*	CoStar Group, Inc.	180,230	48,347
	CSRA, Inc.	566,985	18,297
*	Euronet Worldwide, Inc.	202,900	19,233
*	Guidewire Software, Inc.	510,239	39,727
	j2 Global, Inc.	436,310	32,235
	MAXIMUS, Inc.	433,475	27,959
*	MaxLinear, Inc.	781,103	18,551
	National Instruments Corporation	560,552	23,638
*	Take-Two Interactive Software, Inc.	338,815	34,637
*	Vantiv, Inc. Class “A”	473,255	33,350
*	WEX, Inc.	231,000	25,923
*	Yelp, Inc.	490,017	21,218
			453,717
	Health Care—19.9%
*	ABIOMED, Inc.	154,853	26,108
*	Acadia Healthcare Co., Inc.	445,900	21,296
*	Align Technology, Inc.	144,653	26,945
*	Cambrex Corporation	364,616	20,054
*	Centene Corporation	373,740	36,167
*	Charles River Laboratories International, Inc.	6,920	747
*	DexCom, Inc.	318,800	15,597
*	Exact Sciences Corporation	555,298	26,166
*	Glaukos Corporation	389,351	12,849
	HealthSouth Corporation	543,009	25,168
*	Horizon Pharma plc†	1,654,000	20,973
*	IDEXX Laboratories, Inc.	54,602	8,490
*	Ligand Pharmaceuticals, Inc.	252,519	34,380
*	Mettler-Toledo International, Inc.	35,835	22,438
*	Repligen Corporation	219,125	8,397
	The Cooper Cos., Inc.	70,500	16,716
*	Veeva Systems, Inc.	359,265	20,266
	West Pharmaceutical Services, Inc.	117,043	11,267
			354,024
	Industrials—15.8%
	BWX Technologies, Inc.	867,607	48,603
*	Copart, Inc.	1,372,830	47,184
	HEICO Corporation	346,225	26,382
	Hexcel Corporation	436,480	25,063
	Old Dominion Freight Line, Inc.	182,807	20,129
*	SiteOne Landscape Supply, Inc.	340,755	19,798
	The Dun & Bradstreet Corporation	131,223	15,275
*	The Middleby Corporation	267,762	34,319
	The Toro Co.	308,471	19,144
*	TransUnion	545,000	25,757
			281,654
	Consumer Discretionary—14.7%
	Adtalem Global Education, Inc.	614,735	22,038

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary — (continued)
	Cable One, Inc.	15,085	$10,893
	Domino’s Pizza, Inc.	138,700	27,539
*	Grand Canyon Education, Inc.	352,800	32,041
*	Hilton Grand Vacations, Inc.	362,700	14,011
*	Live Nation Entertainment, Inc.	457,000	19,903
	Six Flags Entertainment Corporation	663,736	40,448
*	The Michaels Cos., Inc.	990,908	21,275
	Tractor Supply Co.	398,550	25,224
*	Universal Electronics, Inc.	339,163	21,503
	Vail Resorts, Inc.	119,770	27,322
			262,197
	Financials—9.0%
	Affiliated Managers Group, Inc.	147,071	27,919
	Bank of the Ozarks, Inc.	574,440	27,602
	CBOE Holdings, Inc.	212,485	22,870
	East West Bancorp, Inc.	231,200	13,821
*	Encore Capital Group, Inc.	487,886	21,613
	FirstCash, Inc.	371,798	23,479
	OM Asset Management plc†	783,718	11,693
	Virtu Financial, Inc.	722,054	11,697
			160,694
	Materials—6.3%
*	Axalta Coating Systems, Ltd.†	608,064	17,585
	Ball Corporation	824,840	34,066
	Celanese Corporation	292,535	30,503
	Martin Marietta Materials, Inc.	143,105	29,512
			111,666
	Real Estate—5.0%
	Colliers International Group, Inc.†	209,909	10,433
	FirstService Corporation†	264,517	17,408
	Jones Lang LaSalle, Inc.	169,451	20,927
*	SBA Communications Corporation	272,255	39,218
			87,986
	Energy—1.2%
*	Carrizo Oil & Gas, Inc.	310,685	5,322
*	Diamondback Energy, Inc.	159,010	15,577
			20,899
	Consumer Staples—0.6%
	Nu Skin Enterprises, Inc.	162,439	9,987
	Total Common Stocks—98.0% (cost $1,353,687)		1,742,824

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $41,178, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$41,178	$41,178
Total Repurchase Agreement—2.3% (cost $41,178)		41,178
Total Investments—100.3% (cost $1,394,865)		1,784,002
Liabilities, plus cash and other assets—(0.3)%		(5,007)
Net assets—100.0%		$1,778,995

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—22.4%
	American Financial Group, Inc.	249	$26
	Bank of the Ozarks, Inc.	785	38
	CNO Financial Group, Inc.	1,234	29
*	E*TRADE Financial Corporation	1,181	52
	East West Bancorp, Inc.	782	47
	First American Financial Corporation	722	36
	FNB Corporation	1,848	26
	Hancock Holding Co.	721	35
	Hanover Insurance Group, Inc.	394	38
	Home BancShares, Inc.	719	18
	Iberiabank Corporation	418	34
	PacWest Bancorp	781	39
	Prosperity Bancshares, Inc.	471	31
	Radian Group, Inc.	2,217	41
	Renasant Corporation	552	24
	Sandy Spring Bancorp, Inc.	606	25
	Selective Insurance Group, Inc.	785	42
	Sterling Bancorp	1,444	36
*	SVB Financial Group	174	33
*	Western Alliance Bancorp	574	30
	WSFS Financial Corporation	826	40
	Zions Bancorporation	814	38
			758
	Industrials—13.9%
	Brady Corporation	1,226	46
	EMCOR Group, Inc.	426	30
	Flowserve Corporation	655	28
	Fortune Brands Home & Security, Inc.	633	43
	Interface, Inc.	2,136	47
	Lennox International, Inc.	210	38
	Manpowergroup, Inc.	326	38
	Old Dominion Freight Line, Inc.	366	40
	Owens Corning	613	47
	Spirit AeroSystems Holdings, Inc.	479	37
	Terex Corporation	915	41
	Wabtec Corporation	448	34
			469
	Real Estate—13.3%
	Acadia Realty Trust	1,338	38
	American Assets Trust, Inc.	811	32
	American Campus Communities, Inc.	673	30
	Douglas Emmett, Inc.	997	39
	Education Realty Trust, Inc.	613	22
*	Equity Commonwealth	1,192	36
	Healthcare Realty Trust, Inc.	1,138	37
	Highwoods Properties, Inc.	720	38
	LaSalle Hotel Properties	1,053	31
	Mid-America Apartment Communities, Inc.	309	33
	National Retail Properties, Inc.	1,020	42
	Pebblebrook Hotel Trust	877	32
	Terreno Realty Corporation	1,077	39
			449

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—11.3%
	Adtalem Global Education, Inc.	1,017	$37
	Children’s Place, Inc.	277	33
	Churchill Downs, Inc.	160	33
	Dunkin’ Brands Group, Inc.	781	41
*	Grand Canyon Education, Inc.	456	41
*	Lululemon Athletica, Inc.	691	43
	Meredith Corporation	486	27
	Thor Industries, Inc.	340	43
	Vail Resorts, Inc.	145	33
	Wolverine World Wide, Inc.	1,740	50
			381
	Information Technology—9.0%
*	Acxiom Corporation	1,567	39
	Belden, Inc.	545	44
	Booz Allen Hamilton Holding Corporation	900	34
*	Cadence Design Systems, Inc.	960	38
*	CommScope Holding Co., Inc.	1,151	38
	CSRA, Inc.	1,332	43
*	Inphi Corporation	905	36
	j2 Global, Inc.	437	32
			304
	Energy—7.2%
*	Exterran Corporation	679	21
*	Gulfport Energy Corporation	2,511	36
*	Helix Energy Solutions Group, Inc.	3,221	24
*	Oasis Petroleum, Inc.	3,146	29
*	Parsley Energy, Inc.	1,275	33
	Patterson-UTI Energy, Inc.	1,429	30
*	PDC Energy, Inc.	706	35
	Range Resources Corporation	1,804	35
			243
	Utilities—6.6%
	Atmos Energy Corporation	484	41
	IDACORP, Inc.	366	32
	NiSource, Inc.	1,547	40
	ONE Gas, Inc.	530	39
	Pinnacle West Capital Corporation	501	42
	PNM Resources, Inc.	722	29
			223
	Materials—6.0%
	Carpenter Technology Corporation	848	41
	FMC Corporation	391	35
	Minerals Technologies, Inc.	412	29
	PolyOne Corporation	926	37
	Sensient Technologies Corporation	368	28
	Steel Dynamics, Inc.	916	32
			202
	Health Care—5.3%
	CONMED Corporation	337	18

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care — (continued)
	HealthSouth Corporation	691	$32
*	Hologic, Inc.	724	26
*	Integer Holdings Corporation	349	18
*	Magellan Health, Inc.	322	28
*	Mednax, Inc.	513	22
	PerkinElmer, Inc.	504	35
			179
	Consumer Staples—2.7%
	Ingredion, Inc.	278	33
	J&J Snack Foods Corporation	189	25
	Lamb Weston Holdings, Inc.	722	34
			92
	Total Common Stocks—97.7% (cost $2,601)		3,300
	Total Investments—97.7% (cost $2,601)		3,300
	Cash and other assets, less liabilities—2.3%		77
	Net assets—100.0%		$3,377

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—22.6%
*	2U, Inc.	124,910	$7,000
*	Acxiom Corporation	226,690	5,586
*	Agilysys, Inc.	225,430	2,694
*	Cars.com, Inc.	100,240	2,667
	CSRA, Inc.	146,240	4,719
*	EPAM Systems, Inc.	42,410	3,729
*	Etsy, Inc.	115,595	1,952
*	Guidewire Software, Inc.	124,136	9,665
*	Inphi Corporation	169,630	6,733
	j2 Global, Inc.	123,554	9,128
	Littelfuse, Inc.	28,530	5,589
	MAXIMUS, Inc.	86,360	5,570
*	MaxLinear, Inc.	247,201	5,871
*	Q2 Holdings, Inc.	135,700	5,652
*	RealPage, Inc.	195,650	7,806
*	Rogers Corporation	9,202	1,226
*	USA Technologies, Inc.	910,796	5,693
*	Varonis Systems, Inc.	177,150	7,423
*	WNS Holdings, Ltd.—ADR	131,820	4,811
*	Yelp, Inc.	190,640	8,255
			111,769
	Consumer Discretionary—21.2%
	Adtalem Global Education, Inc.	140,520	5,038
*	At Home Group, Inc.	267,095	6,100
*	Boot Barn Holdings, Inc.	422,340	3,759
*	Bridgepoint Education, Inc.	323,798	3,108
	Cable One, Inc.	9,700	7,004
*	Carvana Co.	215,570	3,164
	Collectors Universe, Inc.	46,760	1,121
*	Gentherm, Inc.	195,460	7,261
*	Golden Entertainment, Inc.	360,368	8,786
*	Grand Canyon Education, Inc.	58,600	5,322
*	IMAX Corporation†	194,140	4,397
*	Laureate Education, Inc.	337,294	4,908
	Lithia Motors, Inc.	63,800	7,676
	Nutrisystem, Inc.	97,150	5,431
	Six Flags Entertainment Corporation	180,852	11,021
*	Steven Madden, Ltd.	199,120	8,622
*	U.S. Auto Parts Network, Inc.	1,497,133	4,327
*	Universal Electronics, Inc.	109,935	6,970
*	YogaWorks, Inc.	432,811	1,199
			105,214
	Health Care—17.0%
*	Acadia Healthcare Co., Inc.	136,670	6,527
*	Cambrex Corporation	102,005	5,610
*	CryoLife, Inc.	255,790	5,806
*	DexCom, Inc.	51,630	2,526
*	Entellus Medical, Inc.	272,560	5,032
*	Exact Sciences Corporation	110,634	5,213
*	Fulgent Genetics, Inc.	379,884	1,797
*	Glaukos Corporation	128,246	4,232
	HealthSouth Corporation	172,445	7,993

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care — (continued)
*	Horizon Pharma plc†	461,660	$5,854
*	LHC Group, Inc.	82,500	5,851
*	Ligand Pharmaceuticals, Inc.	55,530	7,560
*	NeoGenomics, Inc.	669,591	7,453
*	Obalon Therapeutics, Inc.	208,380	1,986
*	Repligen Corporation	85,880	3,291
	Simulations Plus, Inc.	204,017	3,162
*	Supernus Pharmaceuticals, Inc.	104,500	4,180
			84,073
	Industrials—16.4%
	Albany International Corporation	74,790	4,293
*	Armstrong World Industries, Inc.	106,790	5,473
*	Blue Bird Corporation	331,550	6,830
	BWX Technologies, Inc.	151,510	8,488
*	Civeo Corporation†	715,835	2,040
	Douglas Dynamics, Inc.	190,450	7,504
	ESCO Technologies, Inc.	156,430	9,378
	HEICO Corporation	123,365	9,401
*	ICF International, Inc.	82,981	4,477
	John Bean Technologies Corporation	42,405	4,287
*	Mercury Systems, Inc.	117,894	6,116
*	SiteOne Landscape Supply, Inc.	99,850	5,801
*	Team, Inc.	255,835	3,415
*	Willdan Group, Inc.	116,970	3,797
			81,300
	Financials—11.8%
	A-Mark Precious Metals, Inc.	124,140	2,049
*	BofI Holding, Inc.	255,410	7,271
*	Cowen, Inc.	276,556	4,923
*	Encore Capital Group, Inc.	164,056	7,268
	FirstCash, Inc.	183,416	11,583
	Glacier Bancorp, Inc.	138,400	5,226
	Home BancShares, Inc.	199,600	5,034
	Meta Financial Group, Inc.	129,552	10,157
	Virtu Financial, Inc.	300,708	4,871
			58,382
	Consumer Staples—4.8%
	Calavo Growers, Inc.	65,300	4,780
	MGP Ingredients, Inc.	96,190	5,832
	Nu Skin Enterprises, Inc.	120,395	7,402
*	Primo Water Corporation	495,566	5,872
			23,886
	Real Estate—2.0%
	Colliers International Group, Inc.†	88,633	4,405
	FirstService Corporation†	81,249	5,347
			9,752
	Energy—1.5%
*	Callon Petroleum Co.	280,660	3,155
*	Carrizo Oil & Gas, Inc.	153,453	2,629

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy — (continued)
*	Gulfport Energy Corporation	102,317	$1,467
			7,251
	Materials—1.2%
*	Codexis, Inc.	913,260	6,073
	Telecommunication Services—0.7%
*	ORBCOMM, Inc.	342,212	3,583
	Total Common Stocks—99.2% (cost $389,223)		491,283
	Exchange-Traded Fund
	iShares Russell 2000 Growth Index Fund	3,610	646
	Total Exchange-Traded Fund—0.1% (cost $557)		646
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $6,895, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$6,895	6,895
	Total Repurchase Agreement—1.4% (cost $6,895)		6,895
	Total Investments—100.7% (cost $396,675)		498,824
	Liabilities, plus cash and other assets—(0.7)%		(3,527)
	Net assets—100.0%		$495,297

ADR = American Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—29.2%
	Banner Corporation	136,215	$8,347
	Boston Private Financial Holdings, Inc.	491,563	8,135
	CNO Financial Group, Inc.	344,256	8,035
	CoBiz Financial, Inc.	484,891	9,523
	CVB Financial Corporation	256,160	6,191
	First American Financial Corporation	166,942	8,342
	FNB Corporation	707,800	9,930
	Glacier Bancorp, Inc.	266,434	10,061
*	Green Bancorp, Inc.	299,637	7,086
	Hancock Holding Co.	210,580	10,203
	Hanover Insurance Group, Inc.	84,743	8,214
	Home BancShares, Inc.	146,985	3,707
	Iberiabank Corporation	101,231	8,316
	National Bank Holdings Corporation	185,557	6,622
	OceanFirst Financial Corporation	247,205	6,796
	Prosperity Bancshares, Inc.	126,450	8,312
	Radian Group, Inc.	593,396	11,091
	Renasant Corporation	194,712	8,353
	Sandy Spring Bancorp, Inc.	166,535	6,901
*	Seacoast Banking Corporation of Florida	289,730	6,922
	Selective Insurance Group, Inc.	193,593	10,425
	Sterling Bancorp	290,950	7,172
	Umpqua Holdings Corporation	414,958	8,096
*	Western Alliance Bancorp	169,484	8,996
	WSFS Financial Corporation	201,119	9,805
			205,581
	Industrials—11.9%
	Brady Corporation	296,910	11,268
	CIRCOR International, Inc.	118,809	6,467
*	Continental Building Products, Inc.	369,725	9,613
	EMCOR Group, Inc.	104,970	7,283
	Interface, Inc.	517,022	11,323
	Kadant, Inc.	76,616	7,550
*	Lydall, Inc.	118,137	6,769
*	Northwest Pipe Co.	262,732	4,997
	Standex International Corporation	73,754	7,833
	Terex Corporation	214,850	9,672
	Universal Forest Products, Inc.	7,223	697
			83,472
	Real Estate—10.7%
	Acadia Realty Trust	271,316	7,765
	Agree Realty Corporation	139,268	6,835
	American Assets Trust, Inc.	179,557	7,141
	American Campus Communities, Inc.	61,446	2,713
	Education Realty Trust, Inc.	204,334	7,342
*	Equity Commonwealth	206,411	6,275
	Healthcare Realty Trust, Inc.	230,420	7,452
	Highwoods Properties, Inc.	125,942	6,560
	LaSalle Hotel Properties	265,415	7,702
	Pebblebrook Hotel Trust	218,617	7,901
	Terreno Realty Corporation	217,095	7,855
			75,541

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—10.5%
	Adtalem Global Education, Inc.	228,885	$8,206
*	Cavco Industries, Inc.	54,705	8,072
	Children’s Place, Inc.	65,097	7,691
	Churchill Downs, Inc.	34,015	7,014
	Dana, Inc.	394,613	11,033
*	Grand Canyon Education, Inc.	83,525	7,586
	Meredith Corporation	113,022	6,273
*	TopBuild Corporation	122,725	7,998
	Wolverine World Wide, Inc.	338,764	9,773
			73,646
	Information Technology—9.4%
*	Acxiom Corporation	358,887	8,843
	ADTRAN, Inc.	373,877	8,973
	Belden, Inc.	118,822	9,569
	Booz Allen Hamilton Holding Corporation	186,386	6,969
	CSRA, Inc.	262,160	8,460
*	Inphi Corporation	185,024	7,344
	j2 Global, Inc.	94,507	6,982
	MAXIMUS, Inc.	87,590	5,649
*	MaxLinear, Inc.	145,270	3,450
			66,239
	Energy—6.5%
	Archrock, Inc.	605,808	7,603
*	Exterran Corporation	137,540	4,348
*	Helix Energy Solutions Group, Inc.	441,410	3,262
*	Newpark Resources, Inc.	548,315	5,483
*	Oasis Petroleum, Inc.	761,570	6,945
*	PDC Energy, Inc.	126,603	6,207
	Range Resources Corporation	266,970	5,225
*	RSP Permian, Inc.	187,185	6,475
			45,548
	Utilities—6.4%
	Chesapeake Utilities Corporation	110,175	8,621
	IDACORP, Inc.	101,527	8,927
	ONE Gas, Inc.	128,380	9,454
	PNM Resources, Inc.	208,546	8,404
	Southwest Gas Holdings, Inc.	121,060	9,397
			44,803
	Health Care—5.3%
	Analogic Corporation	56,970	4,771
	CONMED Corporation	154,530	8,108
	HealthSouth Corporation	172,840	8,011
*	Integer Holdings Corporation	182,709	9,346
*	Magellan Health, Inc.	84,843	7,322
			37,558
	Materials—4.5%
	Carpenter Technology Corporation	123,400	5,927
	Minerals Technologies, Inc.	97,151	6,864
	PolyOne Corporation	158,292	6,336

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials — (continued)
	Sensient Technologies Corporation	91,353	$7,027
	Silgan Holdings, Inc.	200,696	5,906
			32,060
	Consumer Staples—3.0%
*	Darling Ingredients, Inc.	419,945	7,358
	J&J Snack Foods Corporation	63,889	8,389
	SpartanNash Co.	218,598	5,764
			21,511
	Telecommunication Services—0.8%
*	Cincinnati Bell, Inc.	268,265	5,325
	Total Common Stocks—98.2% (cost $509,830)		691,284
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $12,497, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$12,497	12,497
	Total Repurchase Agreement—1.8% (cost $12,497)		12,497
	Total Investments—100.0% (cost $522,327)		703,781
	Liabilities, plus cash and other assets—0.0%		(14)
	Net assets—100.0%		$703,767

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—56.6%
	Canada—3.3%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	60,761	$2,509
	First Quantum Minerals, Ltd. (Metals & mining)	79,857	897
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	87,711	3,074
			6,480
	United States—53.3%
*	Adobe Systems, Inc. (Software)	22,966	3,426
	Affiliated Managers Group, Inc. (Capital markets)	14,427	2,739
*	Align Technology, Inc. (Health care equipment & supplies)	10,495	1,955
*	Alphabet, Inc. Class “A” (Internet software & services)	5,313	5,173
*	Amazon.com, Inc. (Internet & direct marketing retail)	4,828	4,641
	BlackRock, Inc. (Capital markets)	10,263	4,589
*	Boston Scientific Corporation (Health care equipment & supplies)	95,395	2,783
	Carnival Corporation (Hotels, restaurants & leisure)†	38,824	2,507
*	CoStar Group, Inc. (Internet software & services)	4,406	1,182
	Costco Wholesale Corporation (Food & staples retailing)	14,566	2,393
	EOG Resources, Inc. (Oil, gas & consumable fuels)	26,387	2,553
	Equifax, Inc. (Professional services)	10,294	1,091
*	Facebook, Inc. Class “A” (Internet software & services)	19,825	3,388
	Fifth Third Bancorp (Banks)	115,840	3,241
	Honeywell International, Inc. (Industrial conglomerates)	24,406	3,459
	Intercontinental Exchange, Inc. (Capital markets)	46,790	3,214
	JPMorgan Chase & Co. (Banks)	45,207	4,318
	Lam Research Corporation (Semiconductors & semiconductor equipment)	11,969	2,215
	Mastercard, Inc. Class “A” (IT services)	24,607	3,475
*	Netflix, Inc. (Internet & direct marketing retail)	11,906	2,159
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	43,704	2,266
	Pioneer Natural Resources Co. (Oil, gas & consumable fuels)	6,793	1,002
	Prologis, Inc. (Equity REIT)	26,476	1,680
	Raytheon Co. (Aerospace & defense)	18,997	3,544
*	salesforce.com, Inc. (Software)	20,620	1,926
	Southwest Airlines Co. (Airlines)	17,994	1,007
	The Boeing Co. (Aerospace & defense)	13,422	3,412
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	23,639	2,549
	The Goldman Sachs Group, Inc. (Capital markets)	13,221	3,136
	The Home Depot, Inc. (Specialty retail)	25,762	4,214
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	16,171	3,060
	Union Pacific Corporation (Road & rail)	27,727	3,216
	UnitedHealth Group, Inc. (Health care providers & services)	17,968	3,519
	Vail Resorts, Inc. (Hotels, restaurants & leisure)	13,312	3,037
*	Vantiv, Inc. Class “A” (IT services)	45,400	3,199
	Watsco, Inc. (Trading companies & distributors)	14,841	2,390
	Zoetis, Inc. (Pharmaceuticals)	30,726	1,959
			105,617
	Europe—16.3%
	Denmark—1.7%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	69,151	3,306
	France—5.9%
	BNP Paribas S.A. (Banks)	48,627	3,922
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	11,851	3,270

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—16.3%—(continued)
	Valeo S.A. (Auto components)	59,152	$4,389
			11,581
	Germany—3.3%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	143,660	3,612
	Siemens AG (Industrial conglomerates)	20,081	2,829
			6,441
	Netherlands—3.1%
	Koninklijke Philips N.V. (Health care equipment & supplies)	76,973	3,178
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	99,868	3,018
			6,196
	Sweden—0.9%
	Assa Abloy AB Class “B” (Building products)	82,146	1,876
	Switzerland—1.4%
	Partners Group Holding AG (Capital markets)	4,158	2,821
	Emerging Asia—8.9%
	China—5.2%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	22,040	3,806
	Tencent Holdings, Ltd. (Internet software & services)	94,300	4,059
*	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	62,419	2,495
			10,360
	India—2.2%
	HDFC Bank, Ltd.—ADR (Banks)	44,605	4,299
	Taiwan—1.5%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	81,314	3,053
	Asia—7.4%
	Australia—2.7%
	CSL, Ltd. (Biotechnology)	25,579	2,688
	Macquarie Group, Ltd. (Capital markets)	37,373	2,665
			5,353
	Hong Kong—3.1%
	AIA Group, Ltd. (Insurance)	477,800	3,523
	Sands China, Ltd. (Hotels, restaurants & leisure)	487,200	2,535
			6,058
	Singapore—1.6%
	Broadcom, Ltd. (Semiconductors & semiconductor equipment)†	12,896	3,128
	United Kingdom—4.6%
	BHP Billiton plc (Metals & mining)	153,929	2,711
	Compass Group plc (Hotels, restaurants & leisure)	137,633	2,920
	Unilever N.V. (Personal products)	60,049	3,551
			9,182

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Japan—4.4%
Daikin Industries, Ltd. (Building products)	30,500	$3,088
FANUC Corporation (Machinery)	11,700	2,370
Keyence Corporation (Electronic equipment, instruments & components)	6,100	3,239
		8,697
Total Common Stocks—98.2% (cost $144,482)		194,448
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $5,076, collateralized by U.S. Treasury Bond, 3.625%, due 8/15/43	$5,076	5,076
Total Repurchase Agreement—2.6% (cost $5,076)		5,076
Total Investments—100.8% (cost $149,558)		199,524
Liabilities, plus cash and other assets—(0.8)%		(1,521)
Net assets—100.0%		$198,003

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
† = U.S. listed foreign security
* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	23.0%
Financials	21.1%
Consumer Discretionary	17.7%
Industrials	14.5%
Health Care	11.5%
Energy	5.0%
Consumer Staples	4.4%
Materials	1.9%
Real Estate	0.9%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	64.2%
Euro	14.3%
Hong Kong Dollar	5.2%
Japanese Yen	4.5%
British Pound Sterling	2.9%
Australian Dollar	2.8%
Canadian Dollar	2.0%
Danish Krone	1.7%
Swiss Franc	1.4%
All Other Currencies	1.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—39.3%
	Belgium—1.8%
	KBC Groep N.V. (Banks)	73,606	$6,238
	Denmark—1.8%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	134,119	6,412
	Finland—1.5%
	Sampo Oyj Class “A” (Insurance)	98,713	5,217
	France—11.2%
	Arkema S.A. (Chemicals)	44,341	5,437
	BNP Paribas S.A. (Banks)	93,683	7,557
	Cie Generale des Etablissements Michelin (Auto components)	31,148	4,547
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	31,669	8,738
	Total S.A. (Oil, gas & consumable fuels)	96,711	5,194
	Valeo S.A. (Auto components)	114,346	8,484
			39,957
	Germany—4.9%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	292,268	7,347
	Rational AG (Machinery)	5,519	3,798
	Siemens AG (Industrial conglomerates)	45,436	6,401
			17,546
	Ireland—3.6%
	Kingspan Group plc (Building products)	154,799	6,583
*	Ryanair Holdings plc—ADR (Airlines)	60,910	6,421
			13,004
	Luxembourg—0.7%
	Tenaris S.A. (Energy equipment & services)	170,817	2,423
	Netherlands—3.8%
	Koninklijke Philips N.V. (Health care equipment & supplies)	165,729	6,842
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	217,955	6,587
			13,429
	Spain—1.3%
	Amadeus IT Group S.A. (IT services)	70,595	4,588
	Sweden—3.2%
	Atlas Copco AB Class “A” (Machinery)	156,425	6,624
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	97,278	4,821
			11,445
	Switzerland—5.5%
	Geberit AG (Building products)	10,928	5,170
*	Lonza Group AG (Life sciences tools & services)	27,221	7,140
	Partners Group Holding AG (Capital markets)	7,957	5,399
*	Temenos Group AG (Software)	18,627	1,900
			19,609

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—13.9%
	China—9.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	54,703	$9,448
	China Merchants Bank Co., Ltd. Class “H” (Banks)	1,652,500	5,807
	NetEase, Inc.—ADR (Internet software & services)	15,607	4,117
	Tencent Holdings, Ltd. (Internet software & services)	197,800	8,513
*	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	135,643	5,422
			33,307
	India—2.6%
	Hero MotoCorp, Ltd. (Automobiles)	77,065	4,462
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	178,391	4,726
			9,188
	Taiwan—1.9%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	971,000	6,932
	United Kingdom—13.4%
	BHP Billiton plc (Metals & mining)	379,463	6,684
	Compass Group plc (Hotels, restaurants & leisure)	326,529	6,926
	Experian plc (Professional services)	282,555	5,676
	Ferguson plc (Trading companies & distributors)	97,257	6,381
	London Stock Exchange Group plc (Capital markets)	67,520	3,465
	Micro Focus International plc (Software)	92,238	2,950
	RELX plc (Professional services)	251,236	5,511
	St James’s Place plc (Capital markets)	241,378	3,707
	Unilever N.V. (Personal products)	109,422	6,471
			47,771
	Japan—12.7%
	Daikin Industries, Ltd. (Building products)	62,000	6,279
	FANUC Corporation (Machinery)	30,000	6,076
	Hoya Corporation (Health care equipment & supplies)	96,700	5,221
	Keyence Corporation (Electronic equipment, instruments & components)	16,300	8,655
	Mitsubishi UFJ Financial Group, Inc. (Banks)	800,700	5,199
	Nippon Prologis REIT, Inc. (Equity REIT)	1,421	2,994
	Nitori Holdings Co., Ltd. (Specialty retail)	35,600	5,090
	ORIX Corporation (Diversified financial services)	291,900	4,707
	Park24 Co., Ltd. (Commercial services & supplies)	47,800	1,164
			45,385
	Canada—9.8%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	168,350	6,953
	Canadian National Railway Co. (Road & rail)	102,612	8,502
	Constellation Software, Inc. (Software)	10,239	5,586
	First Quantum Minerals, Ltd. (Metals & mining)	180,736	2,029
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	157,706	5,527
	The Toronto-Dominion Bank (Banks)	110,805	6,239
			34,836

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—7.2%
Australia—3.2%
CSL, Ltd. (Biotechnology)	58,877	$6,187
Macquarie Group, Ltd. (Capital markets)	76,802	5,477
		11,664
Hong Kong—4.0%
AIA Group, Ltd. (Insurance)	1,229,000	9,062
Sands China, Ltd. (Hotels, restaurants & leisure)	988,000	5,142
		14,204
Emerging Europe, Mid-East, Africa—0.9%
South Africa—0.9%
Bid Corporation, Ltd. (Food & staples retailing)	140,399	3,151
Total Common Stocks—97.2% (cost $273,715)		346,306
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $9,379, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$9,379	9,379
Total Repurchase Agreement—2.7% (cost $9,379)		9,379
Total Investments—99.9% (cost $283,094)		355,685
Cash and other assets, less liabilities—0.1%		482
Net assets—100.0%		$356,167

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	23.0%
Industrials	21.5%
Information Technology	18.7%
Consumer Discretionary	14.1%
Health Care	9.2%
Energy	5.7%
Materials	4.1%
Consumer Staples	2.8%
Real Estate	0.9%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	29.6%
Japanese Yen	13.1%
British Pound Sterling	11.9%
U.S. Dollar	9.3%
Hong Kong Dollar	8.2%
Canadian Dollar	8.0%
Swiss Franc	5.7%
Australian Dollar	3.4%
Swedish Krona	3.3%
Indian Rupee	2.7%
New Taiwan Dollar	2.0%
Danish Krone	1.9%
All Other Currencies	0.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund (formerly known as International Equity Fund)

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—40.0%
	Denmark—3.2%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	46,826	$2,238
	Novozymes A/S Class “B” (Chemicals)	30,044	1,542
			3,780
	Finland—1.5%
	Kone Oyj Class “B” (Machinery)	34,092	1,805
	France—10.3%
	BNP Paribas S.A. (Banks)	26,886	2,169
	Capgemini SE (IT services)	20,888	2,448
	Thales S.A. (Aerospace & defense)	24,146	2,733
	Valeo S.A. (Auto components)	37,483	2,781
	Veolia Environnement S.A. (Multi-utilities)	92,769	2,144
			12,275
	Germany—4.9%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	68,209	1,715
	MTU Aero Engines AG (Aerospace & defense)	17,001	2,712
	SAP SE (Software)	13,558	1,485
			5,912
	Ireland—0.9%
*	Ryanair Holdings plc—ADR (Airlines)	10,487	1,106
	Israel—1.2%
*	Check Point Software Technologies, Ltd. (Software)†	13,095	1,493
	Netherlands—2.7%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	104,999	3,173
	Sweden—6.6%
	Assa Abloy AB Class “B” (Building products)	57,795	1,320
	Atlas Copco AB Class “A” (Machinery)	47,167	1,997
	Boliden AB (Metals & mining)	45,974	1,556
	Swedbank AB Class “A” (Banks)	106,872	2,955
			7,828
	Switzerland—8.7%
	Geberit AG (Building products)	4,141	1,959
	Nestle S.A. (Food products)	34,284	2,871
	Novartis AG (Pharmaceuticals)	27,070	2,317
	Partners Group Holding AG (Capital markets)	2,750	1,866
	Straumann Holding AG (Health care equipment & supplies)	2,053	1,319
			10,332
	United Kingdom—18.5%
	Bunzl plc (Trading companies & distributors)	49,276	1,497
	Compass Group plc (Hotels, restaurants & leisure)	152,689	3,239
	Diageo plc (Beverages)	88,842	2,920
	Halma plc (Electronic equipment, instruments & components)	112,880	1,694
*	Metro Bank plc (Banks)	27,318	1,237
	Prudential plc (Insurance)	117,131	2,804

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund (formerly known as International Equity Fund)

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—18.5%—(continued)
	RELX plc (Professional services)	102,179	$2,241
	Rio Tinto plc (Metals & mining)	23,376	1,088
	Schroders plc (Capital markets)	43,245	1,944
	Unilever N.V. (Personal products)	58,053	3,434
			22,098
	Japan—17.3%
	Daikin Industries, Ltd. (Building products)	21,918	2,220
	Harmonic Drive Systems, Inc. (Machinery)	15,400	795
	Hoya Corporation (Health care equipment & supplies)	40,000	2,160
	Kao Corporation (Personal products)	27,800	1,635
	Keyence Corporation (Electronic equipment, instruments & components)	4,400	2,336
*	M&A Capital Partners Co., Ltd. (Capital markets)	14,636	727
	Nihon M&A Center, Inc. (Professional services)	24,740	1,209
	Nitori Holdings Co., Ltd. (Specialty retail)	12,500	1,787
	Omron Corporation (Electronic equipment, instruments & components)	30,600	1,558
	ORIX Corporation (Diversified financial services)	120,429	1,942
	SCSK Corporation (IT services)	28,763	1,221
	Suruga Bank, Ltd. (Banks)	94,200	2,031
	Taisei Corporation (Construction & engineering)	18,800	986
			20,607
	Canada—9.5%
	Canadian National Railway Co. (Road & rail)†	35,146	2,912
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	76,591	2,565
	Enerplus Corporation (Oil, gas & consumable fuels)	159,131	1,570
	Lundin Mining Corporation (Metals & mining)	211,652	1,452
	The Toronto-Dominion Bank (Banks)†	50,678	2,852
			11,351
	Emerging Asia—4.9%
	China—0.7%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	4,648	803
	India—1.5%
	HDFC Bank, Ltd.—ADR (Banks)	19,326	1,862
	Taiwan—2.7%
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	6,000	1,055
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	57,058	2,142
			3,197
	Asia—3.9%
	Australia—1.2%
	CSL, Ltd. (Biotechnology)	13,921	1,463
	Hong Kong—2.7%
	AIA Group, Ltd. (Insurance)	434,786	3,206

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund (formerly known as International Equity Fund)

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—1.0%
Peru—1.0%
Credicorp, Ltd. (Banks)†	6,078	$1,246
Total Common Stocks—95.1% (cost $92,970)		113,537
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $4,258, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$4,258	4,258
Total Repurchase Agreement—3.6% (cost $4,258)		4,258
Total Investments—98.7% (cost $97,228)		117,795
Cash and other assets, less liabilities—1.3%		1,510
Net assets—100.0%		$119,305

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund (formerly known as International Equity Fund)

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	23.5%
Industrials	22.5%
Information Technology	15.8%
Consumer Staples	9.6%
Health Care	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Materials	5.0%
Utilities	1.9%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	23.4%
Japanese Yen	18.2%
British Pound Sterling	16.5%
U.S. Dollar	12.7%
Swiss Franc	9.1%
Swedish Krona	6.9%
Canadian Dollar	4.9%
Danish Krone	3.3%
Hong Kong Dollar	2.8%
Australian Dollar	1.3%
All Other Currencies	0.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund (formerly known as Institutional International Equity Fund)

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—40.0%
	Denmark—3.2%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	7,268	$347
	Novozymes A/S Class “B” (Chemicals)	4,647	239
			586
	Finland—1.5%
	Kone Oyj Class “B” (Machinery)	5,300	281
	France—10.3%
	BNP Paribas S.A. (Banks)	4,180	337
	Capgemini SE (IT services)	3,235	379
	Thales S.A. (Aerospace & defense)	3,740	423
	Valeo S.A. (Auto components)	5,806	431
	Veolia Environnement S.A. (Multi-utilities)	14,370	332
			1,902
	Germany—5.0%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	10,605	267
	MTU Aero Engines AG (Aerospace & defense)	2,634	420
	SAP SE (Software)	2,108	231
			918
	Ireland—0.9%
*	Ryanair Holdings plc—ADR (Airlines)	1,625	171
	Israel—1.2%
*	Check Point Software Technologies, Ltd. (Software)†	2,026	231
	Netherlands—2.7%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	16,298	493
	Sweden—6.6%
	Assa Abloy AB Class “B” (Building products)	8,986	205
	Atlas Copco AB Class “A” (Machinery)	7,333	310
	Boliden AB (Metals & mining)	7,121	241
	Swedbank AB Class “A” (Banks)	16,514	457
			1,213
	Switzerland—8.6%
	Geberit AG (Building products)	640	303
	Nestle S.A. (Food products)	5,311	445
	Novartis AG (Pharmaceuticals)	4,193	359
	Partners Group Holding AG (Capital markets)	425	288
	Straumann Holding AG (Health care equipment & supplies)	317	203
			1,598
	United Kingdom—18.5%
	Bunzl plc (Trading companies & distributors)	7,616	231
	Compass Group plc (Hotels, restaurants & leisure)	23,654	502
	Diageo plc (Beverages)	13,731	451
	Halma plc (Electronic equipment, instruments & components)	17,485	263
*	Metro Bank plc (Banks)	4,225	191
	Prudential plc (Insurance)	18,211	436

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund (formerly known as Institutional International Equity Fund)

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—18.5%—(continued)
	RELX plc (Professional services)	15,886	$349
	Rio Tinto plc (Metals & mining)	3,628	169
	Schroders plc (Capital markets)	6,682	300
	Unilever N.V. (Personal products)	8,993	532
			3,424
	Japan—17.3%
	Daikin Industries, Ltd. (Building products)	3,406	345
	Harmonic Drive Systems, Inc. (Machinery)	2,400	124
	Hoya Corporation (Health care equipment & supplies)	6,200	335
	Kao Corporation (Personal products)	4,300	253
	Keyence Corporation (Electronic equipment, instruments & components)	700	372
*	M&A Capital Partners Co., Ltd. (Capital markets)	2,269	113
	Nihon M&A Center, Inc. (Professional services)	3,800	186
	Nitori Holdings Co., Ltd. (Specialty retail)	1,900	271
	Omron Corporation (Electronic equipment, instruments & components)	4,700	239
	ORIX Corporation (Diversified financial services)	18,712	302
	SCSK Corporation (IT services)	4,483	190
	Suruga Bank, Ltd. (Banks)	14,600	315
	Taisei Corporation (Construction & engineering)	3,000	157
			3,202
	Canada—9.5%
	Canadian National Railway Co. (Road & rail)†	5,432	450
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	11,838	396
	Enerplus Corporation (Oil, gas & consumable fuels)	24,700	244
	Lundin Mining Corporation (Metals & mining)	32,743	225
	The Toronto-Dominion Bank (Banks)†	7,833	441
			1,756
	Emerging Asia—5.1%
	China—0.7%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	719	124
	India—1.6%
	HDFC Bank, Ltd.—ADR (Banks)	3,005	290
	Taiwan—2.8%
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	1,000	176
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	8,839	332
			508
	Asia—3.9%
	Australia—1.2%
	CSL, Ltd. (Biotechnology)	2,151	226
	Hong Kong—2.7%
	AIA Group, Ltd. (Insurance)	67,671	499

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund (formerly known as Institutional International Equity Fund)

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—1.0%
Peru—1.0%
Credicorp, Ltd. (Banks)†	942	$193
Total Common Stocks—95.3% (cost $13,859)		17,615
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $654, collateralized by U.S. Treasury Bond, 3.625%, due 8/15/43	$654	654
Total Repurchase Agreement—3.5% (cost $654)		654
Total Investments—98.8% (cost $14,513)		18,269
Cash and other assets, less liabilities—1.2%		219
Net assets—100.0%		$18,488

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund (formerly known as Institutional International Equity Fund)

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	23.6%
Industrials	22.5%
Information Technology	15.9%
Consumer Staples	9.5%
Health Care	8.4%
Consumer Discretionary	6.8%
Energy	6.4%
Materials	5.0%
Utilities	1.9%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	23.4%
Japanese Yen	18.2%
British Pound Sterling	16.4%
U.S. Dollar	12.7%
Swiss Franc	9.1%
Swedish Krona	6.9%
Canadian Dollar	4.9%
Danish Krone	3.3%
Hong Kong Dollar	2.8%
Australian Dollar	1.3%
All Other Currencies	1.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—41.0%
	Austria—0.1%
	Lenzing AG (Chemicals)	30,170	$4,375
	Belgium—1.6%
	Bekaert S.A. (Metals & mining)	56,448	2,707
	KBC Groep N.V. (Banks)	556,162	47,131
			49,838
	Denmark—2.9%
	DONG Energy A/S (Electric utilities)	146,728	8,399
	DSV A/S (Road & rail)	428,968	32,451
*	Genmab A/S (Biotechnology)	25,337	5,593
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	954,590	45,635
			92,078
	Finland—1.3%
	Huhtamaki Oyj (Containers & packaging)	103,793	4,189
	Nokian Renkaat Oyj (Auto components)	106,403	4,732
	Sampo Oyj Class “A” (Insurance)	632,144	33,412
			42,333
	France—11.7%
	Arkema S.A. (Chemicals)	270,455	33,164
	Atos SE (IT services)	162,935	25,275
	BioMerieux (Health care equipment & supplies)	12,719	1,035
	BNP Paribas S.A. (Banks)	686,490	55,376
	Cie Generale des Etablissements Michelin (Auto components)	297,343	43,402
	Hermes International (Textiles, apparel & luxury goods)	32,906	16,589
	Ipsen S.A. (Pharmaceuticals)	34,336	4,563
*	Nexity S.A. (Real estate management & development)	73,805	4,510
	Orpea (Health care providers & services)	59,361	7,030
	Rubis SCA (Gas utilities)	104,675	6,672
	SEB S.A. (Household durables)	27,509	5,046
	Thales S.A. (Aerospace & defense)	333,676	37,773
	Total S.A. (Oil, gas & consumable fuels)	892,914	47,960
	Valeo S.A. (Auto components)	396,723	29,437
	Veolia Environnement S.A. (Multi-utilities)	877,908	20,285
	Vinci S.A. (Construction & engineering)	412,454	39,193
			377,310
	Germany—7.1%
	Adidas AG (Textiles, apparel & luxury goods)	100,585	22,754
	Bechtle AG (IT services)	71,787	5,378
	Carl Zeiss Meditec AG (Health care equipment & supplies)	88,265	4,607
	Covestro AG (Chemicals)	95,301	8,194
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	1,197,698	30,109
	KION Group AG (Machinery)	118,768	11,366
	MTU Aero Engines AG (Aerospace & defense)	162,154	25,863
	SAP SE (Software)	309,540	33,910
	Siemens AG (Industrial conglomerates)	292,016	41,140
	Vonovia SE (Real estate management & development)	736,419	31,333
	Washtec AG (Machinery)	28,035	2,462

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—41.0%—(continued)
	Wirecard AG (IT services)	108,356	$9,914
			227,030
	Ireland—0.7%
*	ICON plc (Life sciences tools & services)†	72,131	8,214
	Kingspan Group plc (Building products)	134,813	5,733
	Smurfit Kappa Group plc (Containers & packaging)	227,710	7,132
			21,079
	Israel—1.3%
*	Check Point Software Technologies, Ltd. (Software)†	297,915	33,968
	Frutarom Industries, Ltd. (Chemicals)	59,403	4,569
*	Wix.com, Ltd. (Internet software & services)†	61,456	4,416
			42,953
	Italy—3.1%
	Anima Holding SpA (Capital markets)	655,198	5,289
	Azimut Holding SpA (Capital markets)	260,637	5,637
	Banca Generali SpA (Capital markets)	411,282	14,267
	Brembo SpA (Auto components)	330,091	5,587
	Enel SpA (Electric utilities)	5,463,399	32,899
	Ferrari N.V. (Automobiles)	82,814	9,152
	FinecoBank Banca Fineco SpA (Banks)	983,340	8,716
	Interpump Group SpA (Machinery)	180,923	5,628
	Recordati SpA (Pharmaceuticals)	214,583	9,891
	Salvatore Ferragamo SpA (Textiles, apparel & luxury goods)	138,676	3,893
			100,959
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	15,967	10,089
	Netherlands—0.8%
	Wolters Kluwer N.V. (Professional services)	545,520	25,207
	Spain—2.1%
	Aena SME S.A. (Transportation infrastructure)	60,553	10,932
	Amadeus IT Group S.A. (IT services)	618,724	40,213
	Bankinter S.A. (Banks)	1,403,939	13,281
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	567,734	4,247
			68,673
	Sweden—2.8%
	Atlas Copco AB Class “A” (Machinery)	111,323	4,714
	Boliden AB (Metals & mining)	531,658	17,996
	Fabege AB (Real estate management & development)	232,607	4,769
	Hexpol AB (Chemicals)	419,478	4,414
	Hufvudstaden AB Class “A” (Real estate management & development)	242,828	4,144
	Husqvarna AB Class “B” (Household durables)	477,839	4,916
	Intrum Justitia AB (Commercial services & supplies)	179,904	6,362
	Swedbank AB Class “A” (Banks)	1,558,259	43,085
			90,400
	Switzerland—5.2%
	Belimo Holding AG (Building products)	550	2,203

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—41.0%—(continued)
*	Cembra Money Bank AG (Consumer finance)	54,498	$4,767
*	dormakaba Holding AG (Building products)	5,400	5,507
*	Dufry AG (Specialty retail)	51,023	8,104
*	Glencore plc (Metals & mining)	13,298,152	60,943
	Logitech International S.A. (Technology hardware, storage & peripherals)	251,756	9,180
*	Lonza Group AG (Life sciences tools & services)	155,749	40,853
	Partners Group Holding AG (Capital markets)	45,836	31,098
	Straumann Holding AG (Health care equipment & supplies)	7,622	4,896
			167,551
	Emerging Asia—18.1%
	China—8.2%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	225,262	38,905
	Anhui Conch Cement Co., Ltd. Class “H” (Construction materials)	2,749,500	10,964
	China Overseas Land & Investment, Ltd. (Real estate management & development)	5,694,000	18,514
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	5,370,000	8,992
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	343,308	18,106
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	54,366,000	40,366
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	7,309,500	56,097
*	SINA Corporation (Internet software & services)†	72,818	8,349
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	1,130,000	17,966
	Tencent Holdings, Ltd. (Internet software & services)	1,019,900	43,895
			262,154
	India—4.7%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	775,335	4,487
	Bharat Electronics, Ltd. (Aerospace & defense)	1,651,683	4,142
	Bharat Electronics, Ltd. (Aerospace & defense)§	165,168	414
	Bharti Infratel, Ltd. (Diversified telecommunication services)	731,449	4,453
	Britannia Industries, Ltd. (Food products)	159,933	10,639
	Eicher Motors, Ltd. (Machinery)	17,438	8,334
	HCL Technologies, Ltd. (IT services)	217,515	2,900
	HDFC Bank, Ltd. (Banks)	1,146,660	31,599
	Hindustan Zinc, Ltd. (Metals & mining)	1,014,337	4,614
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	304,044	5,567
	IndusInd Bank, Ltd. (Banks)	405,774	10,408
*	MakeMyTrip, Ltd. (Internet & direct marketing retail)†	135,144	3,885
	Maruti Suzuki India, Ltd. (Automobiles)	175,607	21,464
	Motherson Sumi Systems, Ltd. (Auto components)	1,217,917	6,273
	UPL, Ltd. (Chemicals)	458,598	5,463
	Voltas, Ltd. (Construction & engineering)	928,378	7,186
	Yes Bank, Ltd. (Banks)	3,817,245	20,413
			152,241
	Indonesia—1.0%
	PT Bank Central Asia Tbk (Banks)	21,796,400	32,851
	South Korea—1.9%
*	Hugel, Inc. (Biotechnology)	8,543	3,929
	LG Innotek Co., Ltd. (Electronic equipment, instruments & components)	38,280	5,147
*	Netmarble Games Corp. (Software)	34,730	4,594
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	19,319	43,248

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—18.1%—(continued)
	Yuhan Corporation (Pharmaceuticals)	21,947	$3,957
			60,875
	Taiwan—2.1%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	2,514,000	23,587
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,207,596	45,345
			68,932
	Thailand—0.2%
	PTT Global Chemical PCL (Chemicals)	2,779,900	6,418
	Japan—16.1%
	Asahi Group Holdings, Ltd. (Beverages)	727,500	29,456
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	115,700	6,025
	Asahi Kasei Corporation (Chemicals)	3,143,000	38,685
	Bandai Namco Holdings, Inc. (Leisure products)	385,700	13,231
	Daifuku Co., Ltd. (Machinery)	174,326	8,583
	Daikin Industries, Ltd. (Building products)	273,600	27,706
	FANUC Corporation (Machinery)	128,300	25,985
	Hitachi Chemical Co., Ltd. (Chemicals)	233,200	6,393
	Hoshizaki Corporation (Machinery)	51,400	4,518
	Hoya Corporation (Health care equipment & supplies)	662,900	35,789
	Izumi Co., Ltd. (Multiline retail)	79,200	4,061
	Kao Corporation (Personal products)	203,800	11,990
	Keyence Corporation (Electronic equipment, instruments & components)	65,200	34,621
	Koito Manufacturing Co., Ltd. (Auto components)	209,000	13,113
	Kose Corporation (Personal products)	44,300	5,075
*	LINE Corporation—ADR (Software)	127,008	4,598
	MinebeaMitsumi, Inc. (Machinery)	311,300	4,869
	MISUMI Group, Inc. (Trading companies & distributors)	264,000	6,952
	Mitsubishi UFJ Financial Group, Inc. (Banks)	6,713,700	43,596
	Mitsui Mining & Smelting Co., Ltd. (Metals & mining)	140,465	7,277
	Nabtesco Corporation (Machinery)	155,500	5,776
	Nichias Corporation (Building products)	395,000	4,876
	Nihon M&A Center, Inc. (Professional services)	188,700	9,223
	Nintendo Co., Ltd. (Software)	74,200	27,405
	Nitori Holdings Co., Ltd. (Specialty retail)	113,000	16,158
	Nomura Research Institute, Ltd. (IT services)	195,600	7,631
	Oracle Corporation Japan (Software)	63,400	4,981
	Persol Holdings Co., Ltd. (Professional services)	219,800	5,124
	Pola Orbis Holdings, Inc. (Personal products)	211,100	6,388
*	Renesas Electronics Corporation (Semiconductors & semiconductor equipment)	686,800	7,483
	Sankyu, Inc. (Road & rail)	64,320	2,721
	SCSK Corporation (IT services)	142,600	6,051
	Sony Corporation (Household durables)	849,800	31,613
	Start Today Co., Ltd. (Internet & direct marketing retail)	207,500	6,574
	Suruga Bank, Ltd. (Banks)	253,000	5,455
	Taisei Corporation (Construction & engineering)	217,600	11,409
	TechnoPro Holdings, Inc. (Professional services)	173,700	8,228
	TIS, Inc. (IT services)	172,800	5,098
	Tsuruha Holdings, Inc. (Food & staples retailing)	45,200	5,403

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—16.1%—(continued)
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	152,800	$6,416
			516,536
	United Kingdom—9.9%
	3i Group plc (Capital markets)	1,638,397	20,044
	Bellway plc (Household durables)	279,134	12,332
	Bunzl plc (Trading companies & distributors)	445,854	13,544
	Burberry Group plc (Textiles, apparel & luxury goods)	696,799	16,433
	Carnival plc (Hotels, restaurants & leisure)	322,090	20,471
	Cineworld Group plc (Media)	488,251	4,433
	Close Brothers Group plc (Capital markets)	217,328	4,295
	Compass Group plc (Hotels, restaurants & leisure)	1,902,054	40,347
	Dechra Pharmaceuticals plc (Pharmaceuticals)	196,137	5,362
	easyJet plc (Airlines)	253,556	4,135
	Fevertree Drinks plc (Beverages)	212,600	6,230
	Greggs plc (Hotels, restaurants & leisure)	310,676	5,191
	Halma plc (Electronic equipment, instruments & components)	332,983	4,997
	Hiscox, Ltd. (Insurance)	670,663	11,503
	Intermediate Capital Group plc (Capital markets)	535,201	6,713
	Intertek Group plc (Professional services)	215,082	14,359
	Jupiter Fund Management plc (Capital markets)	945,380	6,993
*	Metro Bank plc (Banks)	102,884	4,660
	Micro Focus International plc (Software)	299,912	9,593
	Playtech plc (Software)	462,506	5,692
	Renishaw plc (Electronic equipment, instruments & components)	94,455	6,028
	Segro plc (Equity REIT)	1,536,243	11,034
	Spirax-Sarco Engineering plc (Machinery)	129,720	9,604
	Synthomer plc (Chemicals)	679,322	4,445
	Unilever plc (Personal products)	876,452	50,724
	Victrex plc (Chemicals)	297,900	9,465
	WH Smith plc (Specialty retail)	409,932	11,102
			319,729
	Canada—5.1%
	Canadian National Railway Co. (Road & rail)	554,452	45,938
	Constellation Software, Inc. (Software)	21,666	11,820
	Dollarama, Inc. (Multiline retail)	123,369	13,499
	Finning International, Inc. (Trading companies & distributors)	188,736	4,316
	Hudbay Minerals, Inc. (Metals & mining)	485,577	3,600
	Lundin Mining Corporation (Metals & mining)	1,085,099	7,444
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	488,900	25,210
*	Shopify, Inc. Class “A” (Internet software & services)†	54,212	6,315
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	1,282,169	44,936
			163,078
	Emerging Latin America—4.6%
	Argentina—0.1%
	Grupo Financiero Galicia S.A.—ADR (Banks)	55,214	2,846
	Brazil—1.7%
	AMBEV S.A.—ADR (Beverages)	3,195,690	21,060
	CCR S.A (Transportation infrastructure)	1,155,400	6,461

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—4.6%—(continued)
	Cia de Saneamento Basico do Estado de Sao Paulo (Water utilities)	553,800	$5,819
	Engie Brasil Energia S.A. (Independent power & renewable electricity producers)	320,500	3,668
	Kroton Educacional S.A. (Diversified consumer services)	2,553,300	16,164
	M Dias Branco S.A. (Food products)	176,100	2,763
			55,935
	Mexico—1.8%
	Arca Continental S.A.B. de C.V. (Beverages)	1,306,942	8,922
*	Cemex S.A.B. de C.V.—ADR (Construction materials)	1,853,979	16,834
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	3,515,200	24,201
	Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	2,376,200	4,823
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	861,200	4,822
			59,602
	Peru—1.0%
	Credicorp, Ltd. (Banks)†	151,315	31,023
	Asia—2.0%
	Hong Kong—2.0%
	AIA Group, Ltd. (Insurance)	4,128,200	30,440
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§Ω	6,597,000	—
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	4,733,000	33,324
			63,764
	Emerging Europe, Mid-East, Africa—1.5%
	Georgia—0.1%
	BGEO Group plc (Banks)	108,359	4,734
	Hungary—0.3%
	MOL Hungarian Oil & Gas plc (Oil, gas & consumable fuels)	911,104	10,364
	Russia—0.4%
	Globaltrans Investment plc—GDR (Road & rail)	327,867	3,069
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	194,095	8,713
			11,782
	South Africa—0.7%
	Bid Corporation, Ltd. (Food & staples retailing)	250,396	5,620
	Bidvest Group, Ltd. (Industrial conglomerates)	250,396	3,193
	RMB Holdings, Ltd. (Diversified financial services)	1,156,183	5,423
	Sanlam, Ltd. (Insurance)	1,331,207	6,653
			20,889
	Total Common Stocks—98.3% (cost $2,520,087)		3,163,628
	Preferred Stocks
	Brazil—1.1%
	Itau Unibanco Holding S.A. (Banks)	2,534,440	34,690

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Preferred Stocks—(continued)
Germany—0.3%
Fuchs Petrolub SE (Chemicals)	117,413	$6,951
Sartorius AG (Health care equipment & supplies)	44,311	4,236
		11,187
Total Preferred Stocks—1.4% (cost $37,514)		45,877
Total Investments—99.7% (cost $2,557,601)		3,209,505
Cash and other assets, less liabilities—0.3%		8,721
Net assets—100.0%		$3,218,226

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2017.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.01% of the Fund’s net assets at September 30, 2017.

Ω = Fair value was determined using significant unobservable inputs.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

During the period ended September 30, 2017, the Fund sold its investment in William Blair China A-Share Fund, LLC, an affiliated fund.

	Share Activity					Period Ended September 30, 2017
Security Name	Balance 12/31/2016	Purchases	Sales	Balance 9/30/2017	Value 9/30/2017	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
William Blair China A-Share Fund, LLC	10,158	—	10,158	—	$—	$—	$58	$(62)

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.2%
Information Technology	17.7%
Industrials	16.1%
Consumer Discretionary	14.4%
Materials	8.6%
Health Care	6.6%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Telecommunication Services	0.9%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	29.0%
Japanese Yen	15.9%
British Pound Sterling	12.0%
Hong Kong Dollar	8.1%
U.S. Dollar	8.0%
Canadian Dollar	4.9%
Indian Rupee	4.6%
Swiss Franc	3.3%
Danish Krone	2.9%
Swedish Krona	2.8%
Brazilian Real	2.2%
South Korean Won	1.9%
Mexican Peso	1.3%
Indonesian Rupiah	1.0%
All Other Currencies	2.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—40.6%
	Austria—0.1%
	Lenzing AG (Chemicals)	21,736	$3,152
	Belgium—1.5%
	Bekaert S.A. (Metals & mining)	40,666	1,951
	KBC Groep N.V. (Banks)	390,162	33,063
			35,014
	Denmark—2.8%
	DONG Energy A/S (Electric utilities)	105,099	6,016
	DSV A/S (Road & rail)	305,324	23,097
*	Genmab A/S (Biotechnology)	17,677	3,903
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	669,669	32,014
			65,030
	Finland—1.3%
	Huhtamaki Oyj (Containers & packaging)	72,813	2,939
	Nokian Renkaat Oyj (Auto components)	74,645	3,320
	Sampo Oyj Class “A” (Insurance)	443,465	23,439
			29,698
	France—11.6%
	Arkema S.A. (Chemicals)	189,633	23,253
	Atos SE (IT services)	114,303	17,731
	BioMerieux (Health care equipment & supplies)	9,163	746
	BNP Paribas S.A. (Banks)	488,229	39,383
	Cie Generale des Etablissements Michelin (Auto components)	208,521	30,437
	Hermes International (Textiles, apparel & luxury goods)	23,085	11,638
	Ipsen S.A. (Pharmaceuticals)	24,087	3,201
*	Nexity S.A. (Real estate management & development)	51,776	3,164
	Orpea (Health care providers & services)	42,281	5,007
	Rubis SCA (Gas utilities)	73,432	4,680
	SEB S.A. (Household durables)	19,298	3,540
	Thales S.A. (Aerospace & defense)	234,082	26,499
	Total S.A. (Oil, gas & consumable fuels)	626,183	33,633
	Valeo S.A. (Auto components)	278,311	20,651
	Veolia Environnement S.A. (Multi-utilities)	615,875	14,230
	Vinci S.A. (Construction & engineering)	289,347	27,495
			265,288
	Germany—7.0%
	Adidas AG (Textiles, apparel & luxury goods)	70,563	15,962
	Bechtle AG (IT services)	50,360	3,772
	Carl Zeiss Meditec AG (Health care equipment & supplies)	61,920	3,232
	Covestro AG (Chemicals)	66,856	5,749
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	840,216	21,122
	KION Group AG (Machinery)	83,318	7,973
	MTU Aero Engines AG (Aerospace & defense)	113,755	18,144
	SAP SE (Software)	217,150	23,789
	Siemens AG (Industrial conglomerates)	207,617	29,250
	Vonovia SE (Real estate management & development)	516,616	21,981
	Washtec AG (Machinery)	19,668	1,727

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—40.6%—(continued)
	Wirecard AG (IT services)	76,014	$6,955
			159,656
	Ireland—0.7%
*	ICON plc (Life sciences tools & services)†	50,601	5,763
	Kingspan Group plc (Building products)	94,574	4,022
	Smurfit Kappa Group plc (Containers & packaging)	160,804	5,036
			14,821
	Israel—1.3%
*	Check Point Software Technologies, Ltd. (Software)†	208,995	23,829
	Frutarom Industries, Ltd. (Chemicals)	42,358	3,258
*	Wix.com, Ltd. (Internet software & services)†	43,113	3,098
			30,185
	Italy—3.1%
	Anima Holding SpA (Capital markets)	459,638	3,710
	Azimut Holding SpA (Capital markets)	182,843	3,955
	Banca Generali SpA (Capital markets)	288,525	10,008
	Brembo SpA (Auto components)	231,567	3,919
	Enel SpA (Electric utilities)	3,832,714	23,080
	Ferrari N.V. (Automobiles)	58,096	6,420
	FinecoBank Banca Fineco SpA (Banks)	689,838	6,115
	Interpump Group SpA (Machinery)	126,922	3,948
	Recordati SpA (Pharmaceuticals)	150,535	6,939
	Salvatore Ferragamo SpA (Textiles, apparel & luxury goods)	97,285	2,731
			70,825
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	11,201	7,077
	Netherlands—0.8%
	Wolters Kluwer N.V. (Professional services)	382,696	17,683
	Spain—2.1%
	Aena SME S.A. (Transportation infrastructure)	43,624	7,876
	Amadeus IT Group S.A. (IT services)	434,051	28,210
	Bankinter S.A. (Banks)	984,899	9,317
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	398,280	2,980
			48,383
	Sweden—2.8%
	Atlas Copco AB Class “A” (Machinery)	79,334	3,359
	Boliden AB (Metals & mining)	372,972	12,625
	Fabege AB (Real estate management & development)	163,180	3,346
	Hexpol AB (Chemicals)	294,274	3,096
	Hufvudstaden AB Class “A” (Real estate management & development)	170,350	2,907
	Husqvarna AB Class “B” (Household durables)	335,216	3,449
	Intrum Justitia AB (Commercial services & supplies)	126,207	4,463
	Swedbank AB Class “A” (Banks)	1,093,158	30,225
			63,470
	Switzerland—5.2%
	Belimo Holding AG (Building products)	386	1,546

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—40.6%—(continued)
*	Cembra Money Bank AG (Consumer finance)	38,232	$3,344
*	dormakaba Holding AG (Building products)	3,788	3,863
*	Dufry AG (Specialty retail)	35,794	5,685
*	Glencore plc (Metals & mining)	9,328,993	42,753
	Logitech International S.A. (Technology hardware, storage & peripherals)	176,613	6,440
*	Lonza Group AG (Life sciences tools & services)	109,262	28,660
	Partners Group Holding AG (Capital markets)	32,155	21,816
	Straumann Holding AG (Health care equipment & supplies)	5,347	3,435
			117,542
	Emerging Asia—18.0%
	China—8.1%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	158,232	27,328
	Anhui Conch Cement Co., Ltd. Class “H” (Construction materials)	1,927,500	7,686
	China Overseas Land & Investment, Ltd. (Real estate management & development)	3,994,000	12,987
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	3,768,000	6,309
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	240,839	12,702
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	38,139,000	28,318
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	5,127,500	39,351
*	SINA Corporation (Internet software & services)†	51,084	5,857
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	793,000	12,608
	Tencent Holdings, Ltd. (Internet software & services)	715,500	30,794
			183,940
	India—4.7%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	543,905	3,148
	Bharat Electronics, Ltd. (Aerospace & defense)	1,153,262	2,892
	Bharat Electronics, Ltd. (Aerospace & defense)§	118,400	297
	Bharti Infratel, Ltd. (Diversified telecommunication services)	513,130	3,124
	Britannia Industries, Ltd. (Food products)	112,197	7,463
	Eicher Motors, Ltd. (Machinery)	12,233	5,847
	HCL Technologies, Ltd. (IT services)	156,652	2,089
	HDFC Bank, Ltd. (Banks)	804,411	22,167
	Hindustan Zinc, Ltd. (Metals & mining)	708,245	3,221
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	213,295	3,905
	IndusInd Bank, Ltd. (Banks)	284,661	7,302
*	MakeMyTrip, Ltd. (Internet & direct marketing retail)†	94,807	2,726
	Maruti Suzuki India, Ltd. (Automobiles)	123,193	15,058
	Motherson Sumi Systems, Ltd. (Auto components)	854,400	4,401
	UPL, Ltd. (Chemicals)	321,718	3,832
	Voltas, Ltd. (Construction & engineering)	651,281	5,041
	Yes Bank, Ltd. (Banks)	2,677,896	14,320
			106,833
	Indonesia—1.0%
	PT Bank Central Asia Tbk (Banks)	15,285,300	23,037
	South Korea—1.9%
*	Hugel, Inc. (Biotechnology)	5,993	2,756
	LG Innotek Co., Ltd. (Electronic equipment, instruments & components)	26,854	3,611
*	Netmarble Games Corp. (Software)	24,364	3,223
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	13,553	30,340

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—17.9%—(continued)
	Yuhan Corporation (Pharmaceuticals)	15,397	$2,776
			42,706
	Taiwan—2.1%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,764,000	16,550
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	847,159	31,811
			48,361
	Thailand—0.2%
	PTT Global Chemical PCL (Chemicals)	1,950,200	4,503
	Japan—15.9%
	Asahi Group Holdings, Ltd. (Beverages)	510,400	20,665
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	81,200	4,229
	Asahi Kasei Corporation (Chemicals)	2,205,000	27,140
	Bandai Namco Holdings, Inc. (Leisure products)	270,600	9,283
	Daifuku Co., Ltd. (Machinery)	122,300	6,021
	Daikin Industries, Ltd. (Building products)	191,900	19,433
	FANUC Corporation (Machinery)	90,000	18,228
	Hitachi Chemical Co., Ltd. (Chemicals)	163,600	4,485
	Hoshizaki Corporation (Machinery)	36,100	3,173
	Hoya Corporation (Health care equipment & supplies)	465,000	25,104
	Izumi Co., Ltd. (Multiline retail)	55,600	2,851
	Kao Corporation (Personal products)	146,700	8,631
	Keyence Corporation (Electronic equipment, instruments & components)	45,700	24,266
	Koito Manufacturing Co., Ltd. (Auto components)	146,600	9,198
	Kose Corporation (Personal products)	31,000	3,551
*	LINE Corporation—ADR (Software)	89,100	3,225
	MinebeaMitsumi, Inc. (Machinery)	218,400	3,416
	MISUMI Group, Inc. (Trading companies & distributors)	185,200	4,877
	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,709,800	30,584
	Mitsui Mining & Smelting Co., Ltd. (Metals & mining)	101,225	5,245
	Nabtesco Corporation (Machinery)	109,100	4,053
	Nichias Corporation (Building products)	277,000	3,419
	Nihon M&A Center, Inc. (Professional services)	132,400	6,471
	Nintendo Co., Ltd. (Software)	52,000	19,206
	Nitori Holdings Co., Ltd. (Specialty retail)	79,300	11,339
	Nomura Research Institute, Ltd. (IT services)	137,200	5,353
	Oracle Corporation Japan (Software)	44,500	3,496
	Persol Holdings Co., Ltd. (Professional services)	154,200	3,594
	Pola Orbis Holdings, Inc. (Personal products)	148,100	4,482
*	Renesas Electronics Corporation (Semiconductors & semiconductor equipment)	481,800	5,249
	Sankyu, Inc. (Road & rail)	46,260	1,957
	SCSK Corporation (IT services)	100,100	4,248
	Sony Corporation (Household durables)	596,200	22,179
	Start Today Co., Ltd. (Internet & direct marketing retail)	145,600	4,613
	Suruga Bank, Ltd. (Banks)	177,500	3,827
	Taisei Corporation (Construction & engineering)	156,800	8,221
	TechnoPro Holdings, Inc. (Professional services)	121,900	5,774
	TIS, Inc. (IT services)	121,200	3,576
	Tsuruha Holdings, Inc. (Food & staples retailing)	31,700	3,789

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—15.9%—(continued)
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	107,200	$4,501
			362,952
	United Kingdom—9.8%
	3i Group plc (Capital markets)	1,149,377	14,062
	Bellway plc (Household durables)	195,819	8,651
	Bunzl plc (Trading companies & distributors)	312,778	9,502
	Burberry Group plc (Textiles, apparel & luxury goods)	488,823	11,528
	Carnival plc (Hotels, restaurants & leisure)	225,954	14,361
	Cineworld Group plc (Media)	342,520	3,110
	Close Brothers Group plc (Capital markets)	152,461	3,013
	Compass Group plc (Hotels, restaurants & leisure)	1,334,339	28,304
	Dechra Pharmaceuticals plc (Pharmaceuticals)	137,595	3,761
	easyJet plc (Airlines)	177,876	2,901
	Fevertree Drinks plc (Beverages)	149,145	4,371
	Greggs plc (Hotels, restaurants & leisure)	217,947	3,642
	Halma plc (Electronic equipment, instruments & components)	233,596	3,506
	Hiscox, Ltd. (Insurance)	470,487	8,070
	Intermediate Capital Group plc (Capital markets)	375,457	4,709
	Intertek Group plc (Professional services)	150,886	10,073
	Jupiter Fund Management plc (Capital markets)	663,208	4,906
*	Metro Bank plc (Banks)	72,176	3,269
	Micro Focus International plc (Software)	210,396	6,730
	Playtech plc (Software)	324,460	3,993
	Renishaw plc (Electronic equipment, instruments & components)	66,263	4,229
	Segro plc (Equity REIT)	1,077,713	7,741
	Spirax-Sarco Engineering plc (Machinery)	91,002	6,737
	Synthomer plc (Chemicals)	476,562	3,118
	Unilever plc (Personal products)	614,853	35,584
	Victrex plc (Chemicals)	208,984	6,640
	WH Smith plc (Specialty retail)	293,641	7,952
			224,463
	Canada—5.0%
	Canadian National Railway Co. (Road & rail)	388,962	32,227
	Constellation Software, Inc. (Software)	15,200	8,293
	Dollarama, Inc. (Multiline retail)	86,547	9,470
	Finning International, Inc. (Trading companies & distributors)	132,403	3,027
	Hudbay Minerals, Inc. (Metals & mining)	340,645	2,525
	Lundin Mining Corporation (Metals & mining)	761,225	5,222
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	343,000	17,687
*	Shopify, Inc. Class “A” (Internet software & services)†	38,018	4,429
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	899,474	31,524
			114,404
	Emerging Latin America—4.6%
	Argentina—0.1%
	Grupo Financiero Galicia S.A.—ADR (Banks)	39,389	2,030
	Brazil—1.7%
	AMBEV S.A.—ADR (Beverages)	2,301,306	15,166
	CCR S.A (Transportation infrastructure)	810,500	4,532

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—4.6%—(continued)
	Cia de Saneamento Basico do Estado de Sao Paulo (Water utilities)	388,500	$4,082
	Engie Brasil Energia S.A. (Independent power & renewable electricity producers)	224,900	2,574
	Kroton Educacional S.A. (Diversified consumer services)	1,771,900	11,217
	M Dias Branco S.A. (Food products)	123,600	1,940
			39,511
	Mexico—1.8%
	Arca Continental S.A.B. de C.V. (Beverages)	916,853	6,259
*	Cemex S.A.B. de C.V.—ADR (Construction materials)	1,300,613	11,809
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	2,466,000	16,978
	Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	1,667,000	3,383
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	604,100	3,383
			41,812
	Peru—1.0%
	Credicorp, Ltd. (Banks)†	106,151	21,763
	Asia—2.0%
	Hong Kong—2.0%
	AIA Group, Ltd. (Insurance)	2,896,063	21,355
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§Ω	3,373,000	—
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	3,321,000	23,382
			44,737
	Emerging Europe, Mid-East, Africa—1.5%
	Georgia—0.2%
	BGEO Group plc (Banks)	76,017	3,321
	Hungary—0.3%
	MOL Hungarian Oil & Gas plc (Oil, gas & consumable fuels)	639,161	7,271
	Russia—0.4%
	Globaltrans Investment plc—GDR (Road & rail)	230,045	2,153
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	136,162	6,112
			8,265
	South Africa—0.6%
	Bid Corporation, Ltd. (Food & staples retailing)	175,659	3,943
	Bidvest Group, Ltd. (Industrial conglomerates)	175,659	2,240
	RMB Holdings, Ltd. (Diversified financial services)	811,092	3,804
	Sanlam, Ltd. (Insurance)	933,876	4,667
			14,654
	Total Common Stocks—97.4% (cost $1,779,270)		2,222,387
	Preferred Stocks
	Brazil—1.1%
	Itau Unibanco Holding S.A. (Banks)	1,778,000	24,336

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stocks—(continued)
Germany—0.3%
Fuchs Petrolub SE (Chemicals)	82,368	$4,876
Sartorius AG (Health care equipment & supplies)	31,085	2,972
		7,848
Total Preferred Stocks—1.4% (cost $26,322)		32,184
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $13,261, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$13,261	13,261
Total Repurchase Agreement—0.6% (cost $13,261)		13,261
Total Investments—99.4% (cost $1,818,853)		2,267,832
Cash and other assets, less liabilities—0.6%		14,987
Net assets—100.0%		$2,282,819

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2017.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.01% of the Fund’s net assets at September 30, 2017.

Ω = Fair value was determined using significant unobservable inputs.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

During the period ended September 30, 2017, the Fund sold its investment in William Blair China A-Share Fund, LLC, an affiliated fund.

	Share Activity					Period Ended September 30, 2017
Security Name	Balance 12/31/2016	Purchases	Sales	Balance 9/30/2017	Value 9/30/2017	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
William Blair China A-Share Fund, LLC	6,312	—	6,312	—	$—	$—	$36	$(39)

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.2%
Information Technology	17.7%
Industrials	16.1%
Consumer Discretionary	14.4%
Materials	8.6%
Health Care	6.6%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Telecommunication Services	0.9%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	29.0%
Japanese Yen	16.0%
British Pound Sterling	12.0%
Hong Kong Dollar	8.1%
U.S. Dollar	8.0%
Canadian Dollar	4.9%
Indian Rupee	4.6%
Swiss Franc	3.3%
Danish Krone	2.9%
Swedish Krona	2.8%
Brazilian Real	2.2%
South Korean Won	1.9%
Mexican Peso	1.3%
Indonesian Rupiah	1.0%
All Other Currencies	2.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—33.4%
	Belgium—0.5%
	Melexis N.V. (Semiconductors & semiconductor equipment)	31,057	$3,002
	Denmark—1.2%
	Royal Unibrew A/S (Beverages)	129,098	7,074
	Finland—0.6%
	Huhtamaki Oyj (Containers & packaging)	90,113	3,637
	France—3.9%
	Alten S.A. (IT services)	57,475	5,197
*	Nexity S.A. (Real estate management & development)	59,230	3,619
	Rubis SCA (Gas utilities)	118,718	7,567
	Sartorius Stedim Biotech (Health care equipment & supplies)	52,316	3,624
*	Worldline S.A. (IT services)	71,301	3,022
			23,029
	Germany—4.4%
	AURELIUS Equity Opportunities SE & Co KGaA (Capital markets)	83,495	5,491
	CTS Eventim AG & Co KGaA (Media)	99,196	4,330
	GRENKE AG (Diversified financial services)	48,347	4,505
	KION Group AG (Machinery)	72,960	6,982
	Norma Group SE (Machinery)	72,875	4,792
			26,100
	Ireland—2.0%
*	ICON plc (Life sciences tools & services)†	34,641	3,945
	Kingspan Group plc (Building products)	121,699	5,175
	UDG Healthcare plc (Health care providers & services)	269,460	3,067
			12,187
	Israel—3.9%
	Elbit Systems, Ltd. (Aerospace & defense)	52,695	7,742
	Mizrahi Tefahot Bank, Ltd. (Banks)	289,733	5,191
*	Orbotech, Ltd. (Electronic equipment, instruments & components)†	115,859	4,890
*	Wix.com, Ltd. (Internet software & services)†	76,464	5,494
			23,317
	Italy—6.9%
	Autogrill SpA (Hotels, restaurants & leisure)	267,265	3,475
	Azimut Holding SpA (Capital markets)	262,702	5,682
	Banca IFIS SpA (Diversified financial services)	135,133	7,388
	Brembo SpA (Auto components)	257,215	4,353
	Cerved Information Solutions SpA (Diversified financial services)	417,959	4,940
	DiaSorin SpA (Health care equipment & supplies)	46,135	4,114
*	Gima TT SpA (Machinery)§	54,797	810
	Industria Macchine Automatiche SpA (Machinery)	29,256	2,778
	Recordati SpA (Pharmaceuticals)	82,559	3,805
	Salvatore Ferragamo SpA (Textiles, apparel & luxury goods)	138,638	3,892
			41,237
	Jersey—0.7%
	Sanne Group plc (Capital markets)	415,567	4,430

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—33.4%—(continued)
	Luxembourg—0.9%
	Stabilus S.A. (Machinery)	56,369	$5,116
	Netherlands—0.6%
	Euronext N.V. (Capital markets)	60,435	3,678
	Spain—0.1%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	50,198	527
	Sweden—5.0%
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	40,859	2,604
	Granges AB (Metals & mining)	306,200	3,506
	Indutrade AB (Trading companies & distributors)	165,400	4,364
	Intrum Justitia AB (Commercial services & supplies)	182,337	6,447
	Loomis AB Class “B” (Commercial services & supplies)	107,057	4,255
*	NetEnt AB (Internet software & services)	548,178	4,253
	Thule Group AB (Leisure products)	193,757	4,163
			29,592
	Switzerland—2.7%
*	Cembra Money Bank AG (Consumer finance)	53,649	4,693
*	dormakaba Holding AG (Building products)	4,609	4,700
*	Kardex AG (Machinery)	23,957	2,853
	Straumann Holding AG (Health care equipment & supplies)	6,460	4,149
			16,395
	Japan—20.1%
	Daifuku Co., Ltd. (Machinery)	103,500	5,096
	Hitachi Chemical Co., Ltd. (Chemicals)	193,800	5,313
	Kose Corporation (Personal products)	43,700	5,006
	Maeda Corporation (Construction & engineering)	243,000	2,969
	Meitec Corporation (Professional services)	99,800	5,002
	MISUMI Group, Inc. (Trading companies & distributors)	158,000	4,161
	Nabtesco Corporation (Machinery)	175,900	6,534
	Nichias Corporation (Building products)	368,000	4,543
	Nihon M&A Center, Inc. (Professional services)	133,000	6,501
	Nissan Chemical Industries, Ltd. (Chemicals)	161,400	5,680
	Okamoto Industries, Inc. (Chemicals)	261,000	2,716
	Oracle Corporation Japan (Software)	71,700	5,633
	Persol Holdings Co., Ltd. (Professional services)	203,900	4,753
	Pola Orbis Holdings, Inc. (Personal products)	158,100	4,784
	Relo Group, Inc. (Real estate management & development)	169,300	3,867
	Sankyu, Inc. (Road & rail)	39,120	1,655
	Stanley Electric Co., Ltd. (Auto components)	173,100	5,930
	Start Today Co., Ltd. (Internet & direct marketing retail)	141,900	4,496
	Suruga Bank, Ltd. (Banks)	292,000	6,295
	TIS, Inc. (IT services)	128,300	3,785
	Tokyo Century Corporation (Diversified financial services)	138,200	6,215
	Topcon Corporation (Electronic equipment, instruments & components)	193,100	3,401
	Tsuruha Holdings, Inc. (Food & staples retailing)	40,400	4,829
	Ulvac, Inc. (Semiconductors & semiconductor equipment)	83,400	5,240
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	126,100	5,295
			119,699

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—15.3%
	Abcam plc (Biotechnology)	316,414	$4,325
	Arrow Global Group plc (Consumer finance)	793,372	4,545
	Beazley plc (Insurance)	906,367	5,824
	Big Yellow Group plc (Equity REIT)	406,309	4,121
	Burford Capital, Ltd. (Capital markets)	360,160	4,995
	Cineworld Group plc (Media)	616,723	5,599
	Elementis plc (Chemicals)	1,116,399	4,053
	Fevertree Drinks plc (Beverages)	128,158	3,756
	Halma plc (Electronic equipment, instruments & components)	361,291	5,422
	Hays plc (Professional services)	2,348,942	5,961
	Hill & Smith Holdings plc (Metals & mining)	212,187	3,594
	Intermediate Capital Group plc (Capital markets)	394,822	4,952
	Jupiter Fund Management plc (Capital markets)	601,199	4,447
	Playtech plc (Software)	377,397	4,645
	Rentokil Initial plc (Commercial services & supplies)	781,547	3,148
	Spirax-Sarco Engineering plc (Machinery)	51,030	3,778
	SSP Group plc (Hotels, restaurants & leisure)	754,284	5,433
	Ted Baker plc (Textiles, apparel & luxury goods)	75,786	2,691
	Ultra Electronics Holdings plc (Aerospace & defense)	211,333	5,092
	Workspace Group plc (Equity REIT)	403,156	4,794
			91,175
	Emerging Asia—11.3%
	China—2.8%
*	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	37,015	4,398
	Fuyao Glass Industry Group Co., Ltd. Class “H” (Auto components)	925,200	3,358
	Kingsoft Corporation, Ltd. (Software)	1,231,000	2,868
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	808,000	6,330
			16,954
	India—4.5%
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	1,048,606	3,347
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	306,795	5,617
	Motherson Sumi Systems, Ltd. (Auto components)	961,446	4,952
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	809,963	2,865
	RBL Bank Ltd. (Banks)	738,975	5,747
	UPL, Ltd. (Chemicals)	358,589	4,272
			26,800
	Indonesia—0.7%
	PT Bank Negara Indonesia Persero Tbk (Banks)	7,837,200	4,306
	Taiwan—2.2%
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	1,178,000	3,395
	Silicon Motion Technology Corporation—ADR (Semiconductors & semiconductor equipment)	92,794	4,457
	Tripod Technology Corporation (Electronic equipment, instruments & components)	1,561,000	5,405
			13,257
	Thailand—1.1%
	Minor International PCL (Hotels, restaurants & leisure)	2,815,000	3,439
	Tisco Financial Group PCL (Banks)	1,277,100	2,949
			6,388

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—4.9%
	Brazil—2.6%
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	388,300	$5,021
	EDP - Energias do Brasil S.A. (Electric utilities)	912,300	4,361
	Localiza Rent a Car S.A. (Road & rail)	338,295	6,164
			15,546
	Mexico—2.3%
	Gentera S.A.B. de C.V. (Consumer finance)	3,268,500	5,295
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	23,583	4,500
	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Transportation infrastructure)	363,000	3,832
			13,627
	Asia—4.2%
	Australia—2.2%
	Challenger, Ltd. (Diversified financial services)	468,282	4,573
	DuluxGroup, Ltd. (Chemicals)	767,100	4,212
	Orora, Ltd. (Containers & packaging)	1,746,610	4,247
			13,032
	Hong Kong—1.5%
	Man Wah Holdings, Ltd. (Household durables)	4,396,000	3,939
	MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	2,243,200	5,376
			9,315
	New Zealand—0.4%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	258,982	2,391
	Singapore—0.1%
	SATS, Ltd. (Transportation infrastructure)	165,000	561
	Canada—4.0%
	CES Energy Solutions Corporation (Energy equipment & services)	710,839	3,595
	Enerflex, Ltd. (Energy equipment & services)	194,592	2,869
	Finning International, Inc. (Trading companies & distributors)	201,261	4,602
	Intertape Polymer Group, Inc. (Containers & packaging)	175,219	2,556
*	Raging River Exploration, Inc. (Oil, gas & consumable fuels)	605,629	3,820
	ShawCor, Ltd. (Energy equipment & services)	84,611	1,872
	Whitecap Resources, Inc. (Oil, gas & consumable fuels)	614,736	4,779
			24,093
	Emerging Europe, Mid-East, Africa—3.3%
	Czech Republic—0.8%
	Moneta Money Bank A.S. (Banks)	1,373,862	4,837
	Hungary—0.7%
	Richter Gedeon Nyrt (Pharmaceuticals)	164,813	4,093
	South Africa—1.2%
	AVI, Ltd. (Food products)	611,338	4,421
	Bidvest Group, Ltd. (Industrial conglomerates)	238,877	3,046
			7,467

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—3.3%—(continued)
Turkey—0.6%
Arcelik A.S. (Household durables)	558,815	$3,564
Total Common Stocks—96.5% (cost $455,763)		576,426
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $20,690, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$20,690	20,690
Total Repurchase Agreement—3.5% (cost $20,690)		20,690
Total Investments—100.0% (cost $476,453)		597,116
Liabilities, plus cash and other assets—0.0%		(63)
Net assets—100.0%		$597,053

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.14% of the Fund’s net assets at September 30, 2017.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	24.0%
Financials	21.1%
Consumer Discretionary	15.8%
Information Technology	12.2%
Materials	7.6%
Health Care	5.8%
Consumer Staples	5.2%
Energy	3.4%
Real Estate	2.8%
Utilities	2.1%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	20.8%
Euro	19.3%
British Pound Sterling	17.1%
Swedish Krona	5.1%
U.S. Dollar	4.8%
Indian Rupee	4.7%
Canadian Dollar	4.2%
Hong Kong Dollar	3.8%
Swiss Franc	2.9%
Brazilian Real	2.7%
Australian Dollar	2.3%
Israeli Shekel	2.2%
Mexican Peso	1.6%
New Taiwan Dollar	1.5%
South African Rand	1.3%
Danish Krone	1.2%
Thai Baht	1.1%
All Other Currencies	3.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—64.8%
	China—24.1%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	169,534	$29,280
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	3,632,000	9,671
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	150,522	7,939
	NetEase, Inc.—ADR (Internet software & services)	20,374	5,375
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,986,000	15,241
	TAL Education Group—ADR (Diversified consumer services)	205,286	6,920
	Tencent Holdings, Ltd. (Internet software & services)	626,300	26,955
*	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	175,652	7,021
			108,402
	India—14.1%
	Asian Paints, Ltd. (Chemicals)	316,487	5,480
	Bajaj Finance, Ltd. (Consumer finance)	211,082	5,933
	Eicher Motors, Ltd. (Machinery)	11,402	5,449
	HDFC Bank, Ltd. (Banks)	199,095	5,487
	HDFC Bank, Ltd.—ADR (Banks)	70,976	6,840
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	470,835	12,472
	IndusInd Bank, Ltd. (Banks)	294,136	7,545
	Maruti Suzuki India, Ltd. (Automobiles)	76,604	9,363
	MRF, Ltd. (Auto components)	5,314	5,143
			63,712
	Indonesia—4.0%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,828,500	5,476
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	22,020,800	7,651
	PT Unilever Indonesia Tbk (Household products)	1,361,500	4,951
			18,078
	Malaysia—1.3%
	Public Bank Bhd (Banks)	1,226,600	5,938
	South Korea—11.3%
	Coway Co., Ltd. (Household durables)	70,628	5,797
	Hankook Tire Co., Ltd. (Auto components)	108,509	5,703
	LG Chem, Ltd. (Chemicals)	11,172	3,824
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	11,849	26,525
	Shinhan Financial Group Co., Ltd. (Banks)	204,122	8,964
			50,813
	Taiwan—6.5%
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	40,000	7,031
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	594,402	22,320
			29,351
	Thailand—3.5%
	Airports of Thailand PCL (Transportation infrastructure)	4,908,200	8,683
	CP ALL PCL (Food & staples retailing)	3,584,100	7,174
			15,857

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—16.2%
	Argentina—1.4%
	MercadoLibre, Inc. (Internet software & services)	24,424	$6,324
	Brazil—7.4%
	AMBEV S.A.—ADR (Beverages)	891,769	5,877
*	Atacadao Distribuicao Comercio e Industria Ltda (Food & staples retailing)	896,600	4,391
	B3 SA - Brasil Bolsa Balcao (Capital markets)	818,500	6,190
	Banco do Brasil S.A. (Banks)	247,900	2,732
	Lojas Renner S.A. (Multiline retail)	421,000	4,793
	Raia Drogasil S.A. (Food & staples retailing)	220,400	5,219
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	166,800	3,966
			33,168
	Chile—1.6%
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	125,500	6,985
	Mexico—3.4%
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	66,158	6,320
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	1,294,600	8,913
			15,233
	Peru—2.4%
	Credicorp, Ltd. (Banks)†	37,981	7,787
	Southern Copper Corporation (Metals & mining)	80,869	3,215
			11,002
	Emerging Europe, Mid-East, Africa—14.0%
	Hungary—1.1%
	OTP Bank plc (Banks)	132,945	4,988
	Russia—2.7%
	Magnit PJSC—GDR (Food & staples retailing)	107,487	4,401
*	Yandex N.V. Class “A” (Internet software & services)†	242,939	8,005
			12,406
	South Africa—7.7%
	Bid Corporation, Ltd. (Food & staples retailing)	238,666	5,357
	Bidvest Group, Ltd. (Industrial conglomerates)	420,329	5,361
	Capitec Bank Holdings, Ltd. (Banks)	56,363	3,576
	FirstRand, Ltd. (Diversified financial services)	1,302,559	5,006
	Naspers, Ltd. (Media)	71,116	15,338
	Novus Holdings, Ltd. (Commercial services & supplies)	1	—
			34,638
	Turkey—1.4%
	KOC Holding A.S. (Industrial conglomerates)	1,336,696	6,134
	United Arab Emirates—1.1%
	Emaar Properties PJSC (Real estate management & development)	2,179,203	5,038
	Total Common Stocks—95.0% (cost $327,994)		428,067

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Preferred Stocks
	Brazil—4.1%
	Itau Unibanco Holding S.A. (Banks)	650,050	$8,897
*	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,989,900	9,613
			18,510
	Total Preferred Stocks—4.1% (cost $15,262)		18,510
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $4,574, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$4,574	4,574
	Total Repurchase Agreement—1.0% (cost $4,574)		4,574
	Total Investments—100.1% (cost $347,830)		451,151
	Liabilities, plus cash and other assets—(0.1)%		(232)
	Net assets—100.0%		$450,919

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	29.6%
Financials	27.3%
Consumer Discretionary	17.4%
Consumer Staples	9.8%
Industrials	5.7%
Materials	4.4%
Energy	3.0%
Telecommunication Services	1.7%
Real Estate	1.1%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	30.1%
Indian Rupee	12.7%
Hong Kong Dollar	11.6%
South Korean Won	11.4%
Brazilian Real	10.3%
South African Rand	7.8%
Indonesian Rupiah	4.0%
Thai Baht	3.6%
Mexican Peso	2.0%
New Taiwan Dollar	1.6%
Turkish Lira	1.4%
Malaysian Ringgit	1.3%
UAE Dirham	1.1%
Hungarian Forint	1.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—74.0%
	China—29.0%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	501,098	$86,545
*	Autohome, Inc.—ADR (Internet software & services)	97,094	5,833
*	Baozun, Inc.—ADR (Internet software & services)	112,655	3,691
	Beijing Capital International Airport Co., Ltd. Class “H” (Transportation infrastructure)	2,906,000	4,330
*	Bitauto Holdings, Ltd.—ADR (Internet software & services)	76,541	3,420
*	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	118,236	14,049
	China Molybdenum Co., Ltd. Class “H” (Metals & mining)	9,690,000	5,818
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	5,200,000	8,707
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	276,812	14,599
	Geely Automobile Holdings, Ltd. (Automobiles)	7,485,000	21,080
*	Haier Electronics Group Co., Ltd. (Household durables)	2,206,000	5,377
	Haitian International Holdings, Ltd. (Machinery)	1,139,000	3,273
	Minth Group, Ltd. (Auto components)	1,260,000	6,597
*	MMG, Ltd. (Metals & mining)	9,116,000	4,061
*	Momo, Inc.—ADR (Internet software & services)	139,267	4,365
	NetEase, Inc.—ADR (Internet software & services)	26,552	7,005
	New Oriental Education & Technology Group, Inc.—ADR (Diversified consumer services)	200,229	17,672
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	3,519,000	27,006
	Shimao Property Holdings, Ltd. (Real estate management & development)	1,652,000	3,582
	Silergy Corporation (Semiconductors & semiconductor equipment)	207,000	4,744
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	1,733,000	27,554
	TAL Education Group—ADR (Diversified consumer services)	497,473	16,770
	Tencent Holdings, Ltd. (Internet software & services)	1,856,760	79,912
	Travelsky Technology, Ltd. Class “H” (IT services)	2,180,000	5,679
*	Weibo Corporation—ADR (Internet software & services)	183,683	18,174
	Weichai Power Co., Ltd. Class “H” (Machinery)	3,988,000	4,370
			404,213
	India—20.1%
	Asian Paints, Ltd. (Chemicals)	494,899	8,569
	Bajaj Finance, Ltd. (Consumer finance)	600,555	16,881
	Bajaj Finserv, Ltd. (Insurance)	81,940	6,492
	Bharat Electronics, Ltd. (Aerospace & defense)	1,857,407	4,658
	Bharat Electronics, Ltd. (Aerospace & defense)§	220,982	554
*	Bharat Financial Inclusion, Ltd. (Consumer finance)	410,070	5,955
	Eicher Motors, Ltd. (Machinery)	22,823	10,908
*	Future Retail, Ltd. (Multiline retail)	375,356	3,017
	Godrej Consumer Products, Ltd. (Personal products)	232,490	3,262
	Havells India, Ltd. (Electrical equipment)	685,779	5,092
	HDFC Bank, Ltd. (Banks)	1,424,609	39,259
	Hindustan Unilever, Ltd. (Household products)	548,765	9,826
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	1,263,932	33,480
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	548,791	10,048
	Indraprastha Gas, Ltd. (Gas utilities)	311,453	7,033
	IndusInd Bank, Ltd. (Banks)	907,359	23,274
*	MakeMyTrip, Ltd. (Internet & direct marketing retail)†	96,513	2,775
	Maruti Suzuki India, Ltd. (Automobiles)	178,614	21,832
	Motherson Sumi Systems, Ltd. (Auto components)	1,465,395	7,548
	Motilal Oswal Financial Services, Ltd. (Capital markets)	178,420	3,537
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	1,512,091	5,347
	Pidilite Industries, Ltd. (Chemicals)	304,842	3,713

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—74.0%—(continued)
	Shree Cement, Ltd. (Construction materials)	15,252	$4,326
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	477,428	4,270
	UPL, Ltd. (Chemicals)	442,319	5,269
	Vakrangee, Ltd. (IT services)	761,416	5,756
	Voltas, Ltd. (Construction & engineering)	601,555	4,656
	Yes Bank, Ltd. (Banks)	4,382,145	23,434
			280,771
	Indonesia—2.8%
	PT Bank Negara Indonesia Persero Tbk (Banks)	11,729,000	6,444
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	12,658,721	14,356
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	25,867,000	8,988
	PT Unilever Indonesia Tbk (Household products)	1,575,700	5,729
	PT United Tractors Tbk (Oil, gas & consumable fuels)	1,126,200	2,676
			38,193
	Philippines—1.8%
	Ayala Land, Inc. (Real estate management & development)	10,497,300	8,989
	BDO Unibank, Inc. (Banks)	2,652,166	6,824
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	678,980	3,258
	Robinsons Retail Holdings, Inc. (Food & staples retailing)	1,640,480	3,197
	Security Bank Corporation (Banks)	699,960	3,351
			25,619
	South Korea—9.0%
	Hana Financial Group, Inc. (Banks)	340,631	14,082
*	Hugel, Inc. (Biotechnology)	7,044	3,240
	LG Innotek Co., Ltd. (Electronic equipment, instruments & components)	23,202	3,120
*	Samsung Biologics Co., Ltd. (Life sciences tools & services)	22,534	6,640
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	31,516	70,552
	Shinhan Financial Group Co., Ltd. (Banks)	132,103	5,801
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	295,920	21,419
			124,854
	Taiwan—8.4%
	Chailease Holding Co., Ltd. (Diversified financial services)	1,839,000	4,433
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	958,000	3,380
	E.Sun Financial Holding Co., Ltd. (Banks)	6,673,255	3,983
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	699,000	3,319
*	FIT Hon Teng, Ltd. (Electronic equipment, instruments & components)	6,008,000	3,869
	Hiwin Technologies Corporation (Machinery)	696,780	6,147
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	2,022,000	7,001
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	106,000	18,631
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	3,204,000	22,875
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,015,143	38,119
	Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	829,000	5,304
			117,061
	Thailand—2.9%
	Airports of Thailand PCL (Transportation infrastructure)	8,433,000	14,919
	Beauty Community PCL (Specialty retail)	11,505,400	5,520
	Central Pattana PCL (Real estate management & development)	3,332,800	7,795

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—74.0%—(continued)
	CP ALL PCL (Food & staples retailing)	2,592,100	$5,188
	Minor International PCL (Hotels, restaurants & leisure)	2,768,200	3,384
	Muangthai Leasing PCL Class “F” (Consumer finance)	3,897,300	4,119
			40,925
	Emerging Latin America—13.3%
	Argentina—1.6%
	Banco Macro S.A.—ADR (Banks)	56,334	6,611
*	Despegar.com Corporation (Internet & direct marketing retail)†	140,246	4,488
	MercadoLibre, Inc. (Internet software & services)†	27,340	7,079
*	Pampa Energia S.A.—ADR (Electric utilities)	61,735	4,019
			22,197
	Brazil—6.6%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	2,290,100	17,318
	Fleury S.A. (Health care providers & services)	492,000	4,578
	Iochpe-Maxion S.A. (Machinery)	500,800	3,398
	Kroton Educacional S.A. (Diversified consumer services)	1,029,500	6,517
	Localiza Rent a Car S.A. (Road & rail)	426,240	7,767
	Lojas Renner S.A. (Multiline retail)	1,254,550	14,284
	Magazine Luiza S.A. (Multiline retail)	210,100	4,923
	Multiplan Empreendimentos Imobiliarios S.A. (Real estate management & development)	291,500	6,749
	Qualicorp S.A. (Health care providers & services)	370,300	4,431
	Raia Drogasil S.A. (Food & staples retailing)	312,500	7,400
	Smiles S.A. (Media)	198,000	5,031
	Via Varejo S.A. (Specialty retail)	500,400	3,651
	WEG S.A. (Machinery)	824,700	5,573
			91,620
	Chile—2.4%
	Banco Santander Chile—ADR (Banks)	543,644	16,152
	S.A.C.I. Falabella (Multiline retail)	423,936	4,123
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	248,842	13,850
			34,125
	Mexico—1.1%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	997,000	3,678
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	35,373	3,379
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	444,600	4,554
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	21,643	4,130
			15,741
	Panama—0.6%
	Copa Holdings S.A. Class “A” (Airlines)†	67,425	8,397
	Peru—1.0%
	Credicorp, Ltd. (Banks)†	67,365	13,811
	Emerging Europe, Mid-East, Africa—9.9%
	Greece—0.2%
	JUMBO S.A. (Specialty retail)	182,564	3,019

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—9.9%—(continued)
	Hungary—0.7%
	OTP Bank plc (Banks)	256,878	$9,638
	Kenya—0.2%
	Safaricom, Ltd. (Wireless telecommunication services)	9,438,500	2,288
	Poland—0.2%
	CCC S.A. (Textiles, apparel & luxury goods)	44,782	3,387
	Russia—2.1%
*	Mail.Ru Group, Ltd.—GDR (Internet software & services)	209,710	6,912
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	247,423	11,107
*	Yandex N.V. Class “A” (Internet software & services)†	331,518	10,923
			28,942
	South Africa—4.5%
	Bid Corporation, Ltd. (Food & staples retailing)	209,314	4,698
	Capitec Bank Holdings, Ltd. (Banks)	106,890	6,782
	Clicks Group, Ltd. (Food & staples retailing)	625,111	7,297
	Naspers, Ltd. (Media)	207,477	44,748
			63,525
	Turkey—1.2%
	Arcelik A.S. (Household durables)	591,558	3,772
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	411,987	8,586
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	496,133	4,300
			16,658
	United Arab Emirates—0.8%
	Emaar Properties PJSC (Real estate management & development)	2,054,371	4,749
	NMC Health plc (Health care providers & services)	167,348	6,169
			10,918
	Total Common Stocks—97.2% (cost $973,625)		1,355,902
	Preferred Stock
	Brazil—1.3%
	Itau Unibanco Holding S.A. (Banks)	1,340,960	18,354
	Total Preferred Stock—1.3% (cost $14,926)		18,354
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $14,821, collateralized by U.S. Treasury Bond, 3.625%, due 8/15/43	$14,821	14,821
	Total Repurchase Agreement—1.1% (cost $14,821)		14,821

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.6% (cost $1,003,372)	$1,389,077
Cash and other assets, less liabilities—0.4%	5,846
Net assets—100.0%	$1,394,923

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.04% of the Fund’s net assets at September 30, 2017.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

During the period ended September 30, 2017, the Fund sold its investment in William Blair China A-Share Fund, LLC, an affiliated fund.

	Share Activity					Period Ended September 30, 2017
Security Name	Balance 12/31/2016	Purchases	Sales	Balance 9/30/2017	Value 9/30/2017	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
William Blair China A-Share Fund, LLC	12,462	—	12,462	—	$—	$—	$71	$(76)

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	34.6%
Financials	24.8%
Consumer Discretionary	18.5%
Industrials	6.7%
Consumer Staples	5.1%
Materials	3.3%
Health Care	2.5%
Real Estate	2.3%
Telecommunication Services	0.8%
Utilities	0.8%
Energy	0.6%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	25.0%
Indian Rupee	20.2%
Hong Kong Dollar	15.4%
South Korean Won	9.1%
Brazilian Real	8.0%
New Taiwan Dollar	5.8%
South African Rand	4.6%
Thai Baht	3.0%
Indonesian Rupiah	2.8%
Philippine Peso	1.9%
Turkish Lira	1.2%
All Other Currencies	3.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—68.0%
	China—13.5%
*	51job, Inc.—ADR (Professional services)	43,546	$2,639
*	Baozun, Inc.—ADR (Internet software & services)	72,148	2,364
	Beijing Capital International Airport Co., Ltd. Class “H” (Transportation infrastructure)	918,000	1,368
*	Bitauto Holdings, Ltd.—ADR (Internet software & services)	31,672	1,415
*	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	27,010	3,209
	CIFI Holdings Group Co., Ltd. (Real estate management & development)	3,232,000	1,800
	Fuyao Glass Industry Group Co. Ltd. Class “H” (Auto components)	990,800	3,596
*	Haier Electronics Group Co., Ltd. (Household durables)	797,000	1,943
	Haitian International Holdings, Ltd. (Machinery)	1,080,000	3,104
	Kingboard Laminates Holdings, Ltd. (Electronic equipment, instruments & components)	2,484,500	4,014
	Minth Group, Ltd. (Auto components)	1,056,000	5,529
*	MMG, Ltd. (Metals & mining)	7,320,000	3,261
*	Nexteer Automotive Group, Ltd. (Auto components)	1,291,000	2,211
	Shimao Property Holdings, Ltd. (Real estate management & development)	2,827,000	6,130
	Silergy Corporation (Semiconductors & semiconductor equipment)	153,000	3,507
*	SINA Corporation (Internet software & services)†	21,441	2,458
	Travelsky Technology, Ltd. Class “H” (IT services)	1,658,000	4,319
	Weichai Power Co., Ltd. Class “H” (Machinery)	845,000	926
	Yuzhou Properties Co., Ltd. (Real estate management & development)	2,643,000	1,428
			55,221
	India—25.8%
	Aarti Industries (Chemicals)	90,828	1,236
	Astral Polytechnik, Ltd. (Building products)	183,741	2,076
	Bajaj Finance, Ltd. (Consumer finance)	209,833	5,898
	Balkrishna Industries, Ltd. (Auto components)	120,490	3,145
	Berger Paints India, Ltd. (Chemicals)	266,775	1,001
	Bharat Electronics, Ltd. (Aerospace & defense)	1,294,397	3,246
	Bharat Electronics, Ltd. (Aerospace & defense)§	129,440	325
	Bharat Forge, Ltd. (Auto components)	55,415	502
	Bharat Forge, Ltd. (Auto components)§	55,415	502
	Britannia Industries, Ltd. (Food products)	42,565	2,831
	Can Fin Homes, Ltd. (Thrifts & mortgage finance)	18,726	761
	Ceat, Ltd. (Auto components)	46,889	1,226
	Century Textiles & Industries, Ltd. (Construction materials)	111,442	2,090
	City Union Bank, Ltd. (Banks)	1,307,256	3,282
	Dalmia Bharat, Ltd. (Construction materials)	69,166	2,700
	Dilip Buildcon Ltd. (Construction & engineering)	313,037	2,875
	Edelweiss Financial Services, Ltd. (Capital markets)	1,126,944	4,622
	Eicher Motors, Ltd. (Machinery)	4,426	2,115
	Federal Bank, Ltd. (Banks)	882,272	1,526
	Finolex Industries, Ltd. (Chemicals)	215,528	2,082
*	Future Retail, Ltd. (Multiline retail)	228,993	1,841
	Graphite India, Ltd. (Electrical equipment)	249,411	1,426
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	769,277	5,735
	Havells India, Ltd. (Electrical equipment)	248,305	1,844
	IIFL Holdings Ltd. (Capital markets)	319,424	2,973
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	186,326	3,412
	Indraprastha Gas, Ltd. (Gas utilities)	228,736	5,165
	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	68,768	1,465
	KEC International, Ltd. (Construction & engineering)	546,291	2,572
	L&T Finance Holdings, Ltd. (Diversified financial services)	1,075,999	3,222
	Mahanagar Gas, Ltd. (Gas utilities)	323,253	5,426

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—68.0%—(continued)
	Motherson Sumi Systems, Ltd. (Auto components)	862,331	$4,442
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	547,240	1,935
	Pidilite Industries, Ltd. (Chemicals)	87,996	1,072
	RBL Bank Ltd. (Banks)	370,049	2,878
*	SKS Microfinance, Ltd. (Consumer finance)	238,087	3,458
	Supreme Industries, Ltd. (Chemicals)	114,893	1,950
	The Phoenix Mills, Ltd. (Real estate management & development)	274,252	2,126
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	227,756	2,037
	UPL, Ltd. (Chemicals)	71,180	848
	Vakrangee, Ltd. (IT services)	434,324	3,283
	Voltas, Ltd. (Construction & engineering)	337,762	2,614
			105,765
	Indonesia—2.6%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	25,009,600	2,256
	PT Bank Tabungan Negara Persero Tbk (Banks)	31,178,100	7,292
	PT United Tractors Tbk (Oil, gas & consumable fuels)	379,400	901
			10,449
	Malaysia—2.4%
	Inari Amertron Bhd (Electronic equipment, instruments & components)	4,897,700	2,946
	Malaysia Airports Holdings Bhd (Transportation infrastructure)	1,516,400	3,053
	My EG Services Bhd (IT services)	5,406,800	2,625
	TIME dotCom Bhd (Diversified telecommunication services)	605,500	1,273
			9,897
	Philippines—1.9%
*	Bloomberry Resorts Corporation (Hotels, restaurants & leisure)	12,640,600	2,662
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	210,020	1,008
	Puregold Price Club, Inc. (Food & staples retailing)	1,435,800	1,474
	Security Bank Corporation (Banks)	543,200	2,601
			7,745
	South Korea—5.5%
	Douzone Bizon Co., Ltd. (Software)	83,452	2,273
*	Hugel, Inc. (Biotechnology)	8,049	3,702
	ING Life Insurance Korea, Ltd. (Insurance)	75,163	3,114
*	Jusung Engineering Co., Ltd. (Semiconductors & semiconductor equipment)	112,136	1,390
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	57,830	3,383
	LG Innotek Co., Ltd. (Electronic equipment, instruments & components)	3,046	410
	Modetour Network, Inc. (Hotels, restaurants & leisure)	43,966	931
*	Samsung Biologics Co., Ltd. (Life sciences tools & services)	4,066	1,198
	SKCKOLONPI, Inc. (Chemicals)	59,527	1,762
*	WONIK IPS Co., Ltd. (Semiconductors & semiconductor equipment)	144,563	4,304
			22,467
	Taiwan—13.1%
	Accton Technology Corporation (Communications equipment)	1,190,000	3,826
	Airtac International Group (Machinery)	303,260	4,180
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	60,000	1,387
	Bizlink Holding, Inc. (Electrical equipment)	366,000	3,343
	Chailease Holding Co., Ltd. (Diversified financial services)	236,000	569
	Chicony Power Technology Co., Ltd. (Electrical equipment)	667,275	1,248
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	705,000	2,488

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—68.0%—(continued)
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	320,000	$1,519
*	FIT Hon Teng, Ltd. (Electronic equipment, instruments & components)	3,364,000	2,166
	Global Unichip Corporation (Semiconductors & semiconductor equipment)	347,443	2,206
	Gourmet Master Co., Ltd. (Hotels, restaurants & leisure)	363,600	3,867
	Hiwin Technologies Corporation (Machinery)	519,520	4,583
	Land Mark Optoelectronics Corporation (Semiconductors & semiconductor equipment)	149,000	1,833
	Merry Electronics Co., Ltd. (Electronic equipment, instruments & components)	58,000	365
	Nanya Technology Corporation (Semiconductors & semiconductor equipment)	1,789,000	5,062
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	174,500	2,774
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	694,000	2,000
	Taiwan Paiho, Ltd. (Textiles, apparel & luxury goods)	762,000	3,505
	TCI Co., Ltd. (Personal products)	257,000	1,619
	Tripod Technology Corporation (Electronic equipment, instruments & components)	1,055,000	3,653
	Voltronic Power Technology Corporation (Electrical equipment)	70,000	1,256
			53,449
	Thailand—2.4%
	Beauty Community PCL (Specialty retail)	10,210,900	4,899
	Minor International PCL (Hotels, restaurants & leisure)	704,900	861
	Muangthai Leasing PCL Class “F” (Consumer finance)	1,826,600	1,931
	Tisco Financial Group PCL (Banks)	1,004,500	2,319
			10,010
	Vietnam—0.8%
	Hoa Phat Group JSC (Metals & mining)	1,941,520	3,323
	Emerging Latin America—16.5%
	Argentina—3.6%
	Banco Macro S.A.—ADR (Banks)	41,752	4,900
*	Despegar.com Corporation (Internet & direct marketing retail)†	69,174	2,213
	Grupo Supervielle S.A.—ADR (Banks)	158,552	3,915
*	IRSA Inversiones y Representaciones S.A.—ADR (Real estate management & development)	40,487	994
*	Pampa Energia S.A.—ADR (Electric utilities)	15,729	1,024
*	Transportadora de Gas del Sur S.A. Class “B” —ADR (Oil, gas & consumable fuels)	77,696	1,578
			14,624
	Brazil—10.9%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	53,500	845
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	563,600	7,287
	EcoRodovias Infraestrutura e Logistica S.A. (Transportation infrastructure)	984,400	3,546
	Equatorial Energia S.A. (Electric utilities)	52,700	1,019
	Fleury S.A. (Health care providers & services)	367,800	3,422
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	251,600	3,119
	Localiza Rent a Car S.A. (Road & rail)	245,165	4,467
	Magazine Luiza S.A. (Multiline retail)	199,000	4,663
	MRV Engenharia e Participacoes S.A. (Household durables)	436,800	1,898
	Multiplan Empreendimentos Imobiliarios S.A. (Real estate management & development)	115,700	2,679
	Qualicorp S.A. (Health care providers & services)	218,100	2,610
	Ser Educacional S.A. (Diversified consumer services)	281,200	2,770
	Smiles S.A. (Media)	119,900	3,047
	Tegma Gestao Logistica S.A. (Road & rail)	200,200	1,277

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—16.5%—(continued)
	Via Varejo S.A. (Specialty retail)	277,600	$2,026
			44,675
	Mexico—1.2%
*	Banco del Bajio S.A. (Banks)	1,211,017	2,324
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	454,900	2,547
			4,871
	Peru—0.4%
	Cia de Minas Buenaventura SAA—ADR (Metals & mining)	132,622	1,696
	Uruguay—0.4%
*	Arcos Dorados Holdings, Inc. Class “A” (Hotels, restaurants & leisure)†	9,683	97
*	Biotoscana Investments S.A. (Biotechnology)	202,846	1,550
			1,647
	Emerging Europe, Mid-East, Africa—13.0%
	Greece—0.9%
	Motor Oil Hellas Corinth Refineries S.A. (Oil, gas & consumable fuels)	98,577	2,355
	OPAP S.A. (Hotels, restaurants & leisure)	115,762	1,224
			3,579
	Hungary—0.4%
	MOL Hungarian Oil & Gas plc (Oil, gas & consumable fuels)	131,032	1,491
	Kenya—1.0%
	Safaricom, Ltd. (Wireless telecommunication services)	17,214,700	4,172
	Poland—2.3%
	CCC S.A. (Textiles, apparel & luxury goods)	38,944	2,946
*	Dino Polska S.A. (Food & staples retailing)	136,038	2,473
*	ING Bank Slaski S.A. (Banks)	55,585	3,115
	KRUK S.A. (Consumer finance)	12,194	981
			9,515
	Romania—0.6%
	Banca Transilvania S.A. (Banks)	4,578,946	2,616
	Russia—0.9%
	TCS Group Holding plc—GDR (Banks)	220,322	3,624
	South Africa—2.2%
	Capitec Bank Holdings, Ltd. (Banks)	75,376	4,783
	Clicks Group, Ltd. (Food & staples retailing)	187,879	2,193
	PSG Group, Ltd. (Diversified financial services)	122,368	2,116
			9,092
	Turkey—3.0%
	Arcelik A.S. (Household durables)	61,642	393
	Aselsan Elektronik Sanayi Ve Ticaret A.S. (Aerospace & defense)	156,539	1,156
	Coca-Cola Icecek A.S. (Beverages)	97,796	1,022
	Ford Otomotiv Sanayi A.S. (Automobiles)	206,621	2,644
*	Migros Ticaret A.S. (Food & staples retailing)	76,861	555

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—13.0%—(continued)
	Soda Sanayii A.S. (Chemicals)	176,136	$252
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	322,771	2,797
	Trakya Cam Sanayi A.S. (Building products)	592,645	604
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	7,003,118	2,732
			12,155
	United Arab Emirates—1.7%
	NMC Health plc (Health care providers & services)	183,825	6,777
	Total Common Stocks—97.5% (cost $330,212)		398,860
	Preferred Stock
	Brazil—0.4%
	Randon Participacoes S.A. (Machinery)	776,100	1,696
	Total Preferred Stock—0.4% (cost $1,764)		1,696
	Rights
	Emerging Latin America—0.0%
	Brazil—0.0%
*	Ser Educacional S.A. (Diversified consumer services)	9,701	7
	Total Rights—0.0% (cost $0)		7
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $9,250, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$9,250	9,250
	Total Repurchase Agreement—2.3% (cost $9,250)		9,250
	Total Investments—100.2% (cost $341,226)		409,813
	Liabilities, plus cash and other assets—(0.2)%		(732)
	Net assets—100.0%		$409,081

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.20% of the Fund’s net assets at September 30, 2017.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

At September 30, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	21.6%
Financials	21.5%
Information Technology	17.0%
Industrials	14.4%
Materials	5.8%
Health Care	4.8%
Real Estate	4.6%
Utilities	3.8%
Consumer Staples	3.0%
Energy	2.1%
Telecommunication Services	1.4%
Total	100.0%

At September 30, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	26.4%
New Taiwan Dollar	13.7%
Brazilian Real	12.0%
Hong Kong Dollar	10.4%
U.S. Dollar	8.0%
South Korean Won	5.6%
Turkish Lira	3.0%
Indonesian Rupiah	2.6%
Thai Baht	2.5%
Malaysian Ringgit	2.5%
Polish Zloty	2.4%
South African Rand	2.3%
Philippine Peso	1.9%
British Pound Sterling	1.7%
Mexican Peso	1.2%
Kenyan Shilling	1.0%
All Other Currencies	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—51.2%
U.S. Treasury Inflation Indexed Notes/Bonds—4.8%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$19,953	$27,172
U.S. Treasury—0.1%
U.S. Treasury Floating Rate Note, 3M Treasury money market yield + 0.070%, 1.123%, due 4/30/19(a)	500	500
Federal Home Loan Mortgage Corp. (FHLMC)—17.4%
#E96940, 4.500%, due 6/1/18	4	4
#B13747, 5.000%, due 4/1/19	79	81
#G30254, 6.500%, due 5/1/19	1	1
#G11697, 5.500%, due 4/1/20	127	130
#G12113, 5.500%, due 5/1/21	182	189
#J02986, 6.500%, due 7/1/21	11	11
#G30255, 7.000%, due 7/1/21	1	1
#G30243, 6.000%, due 12/1/21	2	2
#G12720, 5.500%, due 6/1/22	24	25
#D95621, 6.500%, due 7/1/22	500	535
#G16026, 4.000%, due 11/1/25	5,968	6,290
#G14150, 4.500%, due 4/1/26	1,474	1,568
#J16051, 4.500%, due 7/1/26	629	669
#G02210, 7.000%, due 12/1/28	62	70
#G02183, 6.500%, due 3/1/30	16	18
#G01728, 7.500%, due 7/1/32	98	114
#C01385, 6.500%, due 8/1/32	79	92
#G01551, 6.000%, due 4/1/33	1,766	2,040
#C01623, 5.500%, due 9/1/33	94	105
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	2,050	2,339
#G01705, 5.500%, due 6/1/34	3,229	3,688
#G01843, 6.000%, due 6/1/35	18	20
#G02141, 6.000%, due 3/1/36	518	599
#G02883, 6.000%, due 4/1/37	1,620	1,851
#A62179, 6.000%, due 6/1/37	211	244
#G03711, 6.000%, due 6/1/37	674	773
#G04126, 6.000%, due 6/1/37	1,846	2,126
#A63539, 6.000%, due 7/1/37	297	342
#A62858, 6.500%, due 7/1/37	103	120
#G03170, 6.500%, due 8/1/37	213	242
#A66843, 6.500%, due 10/1/37	759	853
#G07837, 6.500%, due 2/1/38	2,495	2,850
#G04053, 5.500%, due 3/1/38	636	713
#A78138, 5.500%, due 6/1/38	295	336
#G04641, 6.000%, due 6/1/38	1,360	1,569
#G04466, 5.500%, due 7/1/38	14,390	16,422
#G04544, 6.000%, due 8/1/38	820	936
#A81799, 6.500%, due 9/1/38	359	399
#G06964, 5.500%, due 11/1/38	2,088	2,382
#G05723, 6.500%, due 11/1/38	1,285	1,441
#G05124, 6.000%, due 12/1/38	1,248	1,441
#A86143, 5.000%, due 5/1/39	41	46
#G07480, 6.000%, due 5/1/39	1,297	1,480
#G60366, 6.000%, due 10/1/39	15,569	17,860
#G05810, 5.000%, due 2/1/40	12,351	13,724
#G05875, 5.500%, due 2/1/40	570	642

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC) — (continued)
#G07300, 6.000%, due 4/1/40	$5,411	$6,274
#G06017, 5.500%, due 6/1/40	1,130	1,275
#C03665, 9.000%, due 4/1/41	608	729
#G06583, 5.000%, due 6/1/41	1,647	1,836
Total FHLMC Mortgage Obligations		97,499
Federal National Mortgage Association (FNMA)—28.9%
#683100, 5.500%, due 2/1/18	7	7
#689612, 5.000%, due 5/1/18	5	5
#695910, 5.000%, due 5/1/18	16	16
#697593, 5.000%, due 5/1/18	15	15
#704049, 5.500%, due 5/1/18	26	26
#735357, 5.500%, due 5/1/18	35	35
#735003, 5.500%, due 7/1/18	24	24
#251960, 6.000%, due 9/1/18	1	1
#770395, 5.000%, due 4/1/19	1	1
#788424, 5.500%, due 9/1/19	5	5
#835563, 7.000%, due 10/1/20	9	9
#900725, 6.000%, due 8/1/21	24	26
#893325, 7.000%, due 9/1/21	6	6
#949589, 5.500%, due 8/1/22	1,875	1,990
#949592, 6.000%, due 8/1/22	2,804	3,001
#AC5410, 4.500%, due 10/1/24	209	222
#AL8529, 6.000%, due 11/1/24	4,468	4,791
#AC9560, 5.000%, due 1/1/25	1,282	1,355
#255956, 5.500%, due 10/1/25	14	15
#AL9730, 4.500%, due 2/1/27	2,066	2,196
#AL9857, 4.000%, due 2/1/29	12,904	13,619
#252925, 7.500%, due 12/1/29	1	1
#535977, 6.500%, due 4/1/31	7	8
#253907, 7.000%, due 7/1/31	1	1
#545339, 6.500%, due 11/1/31	39	44
#587849, 6.500%, due 11/1/31	10	11
#618547, 6.500%, due 11/1/31	4,535	5,148
#545437, 7.000%, due 2/1/32	46	54
#545759, 6.500%, due 7/1/32	405	461
#545869, 6.500%, due 7/1/32	1,194	1,366
#670385, 6.500%, due 9/1/32	635	729
#254548, 5.500%, due 12/1/32	40	45
#677290, 6.000%, due 1/1/33	1,774	2,043
#684601, 6.000%, due 3/1/33	466	537
#703391, 5.000%, due 5/1/33	150	167
#708993, 5.000%, due 6/1/33	26	29
#730131, 5.000%, due 8/1/33	53	60
#741850, 5.500%, due 9/1/33	444	500
#739243, 6.000%, due 9/1/33	594	687
#739331, 6.000%, due 9/1/33	320	369
#555800, 5.500%, due 10/1/33	44	50
#756153, 5.500%, due 11/1/33	479	540
#AL3455, 5.500%, due 11/1/33	5,982	6,834
#763798, 5.500%, due 3/1/34	78	88
#725611, 5.500%, due 6/1/34	99	111
#787816, 6.000%, due 7/1/34	288	333

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#745563, 5.500%, due 8/1/34	$558	$630
#794474, 6.000%, due 10/1/34	42	48
#745092, 6.500%, due 7/1/35	315	359
#357944, 6.000%, due 9/1/35	13	15
#843487, 6.000%, due 10/1/35	88	102
#AD0979, 7.500%, due 10/1/35	72	85
#745349, 6.500%, due 2/1/36	254	294
#888305, 7.000%, due 3/1/36	9	11
#895637, 6.500%, due 5/1/36	73	84
#831540, 6.000%, due 6/1/36	22	25
#745802, 6.000%, due 7/1/36	314	365
#886220, 6.000%, due 7/1/36	253	293
#AL3449, 6.000%, due 7/1/36	1,424	1,658
#893318, 6.500%, due 8/1/36	22	25
#310037, 6.500%, due 10/1/36	170	195
#831926, 6.000%, due 12/1/36	618	708
#902974, 6.000%, due 12/1/36	190	215
#995757, 6.000%, due 2/1/37	2,167	2,511
#AB0265, 6.000%, due 2/1/37	12,886	14,908
#938440, 6.000%, due 7/1/37	84	96
#928561, 6.000%, due 8/1/37	192	222
#948689, 6.000%, due 8/1/37	193	220
#888703, 6.500%, due 8/1/37	3,842	4,509
#888967, 6.000%, due 12/1/37	649	755
#AL5819, 6.000%, due 12/1/37	1,259	1,459
#AL0904, 5.500%, due 1/1/38	48	54
#889371, 6.000%, due 1/1/38	2,920	3,377
#962058, 6.500%, due 3/1/38	1,236	1,425
#934006, 6.500%, due 9/1/38	306	346
#986856, 6.500%, due 9/1/38	134	156
#991911, 7.000%, due 11/1/38	175	194
#AL3775, 5.000%, due 1/1/39	1,694	1,893
#AD0752, 7.000%, due 1/1/39	616	721
#AA7611, 5.000%, due 5/1/39	711	792
#AA8443, 5.000%, due 6/1/39	186	208
#931492, 6.000%, due 7/1/39	160	184
#AA6898, 6.000%, due 7/1/39	497	566
#931801, 5.000%, due 8/1/39	662	735
#AC1619, 5.500%, due 8/1/39	417	468
#AD0315, 6.500%, due 8/1/39	2,079	2,306
#932279, 5.000%, due 12/1/39	78	87
#AC9569, 5.000%, due 2/1/40	1,438	1,607
#932638, 5.000%, due 3/1/40	148	164
#932751, 5.000%, due 4/1/40	3,501	3,913
#AE0082, 5.000%, due 5/1/40	397	440
#AB1146, 5.000%, due 6/1/40	84	93
#AD7137, 5.500%, due 7/1/40	4,218	4,823
#AH0955, 5.000%, due 12/1/40	4,361	4,859
#AH5585, 5.000%, due 2/1/41	158	176
#AL0028, 5.000%, due 2/1/41	2,013	2,236
#AI1201, 5.500%, due 4/1/41	5,614	6,320
#AL5815, 5.500%, due 4/1/41	3,254	3,724
#BM1550, 6.000%, due 4/1/41	4,287	4,948

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#AI6071, 5.000%, due 6/1/41		$1,575	$1,760
#AI4222, 5.000%, due 7/1/41		118	131
#AL0672, 5.000%, due 7/1/41		2,636	2,946
#AL0913, 6.000%, due 7/1/41		1,700	1,928
#AL9226, 5.500%, due 12/1/41		16,884	19,323
#AL9225, 6.000%, due 1/1/42		8,128	9,447
#AK2733, 5.000%, due 2/1/42		1,787	1,999
Total FNMA Mortgage Obligations			161,722
Asset-Backed Securities—2.1%
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1M LIBOR + 1.150%, 2.387%, 1/23/20, VRN	AAA	2,750	2,760
American Express Credit Account Master Trust, 2008-2, Tranche A, 1M LIBOR + 1.260%, 2.494%, 9/15/20, VRN	AAA	4,800	4,822
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa1	1,984	1,957
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 3.734%, 1/15/43, VRN	AAA	2,000	2,070
Total Asset-Backed Securities			11,609
Corporate Obligations—44.1%
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,054
Baidu, Inc., 2.750%, due 6/9/19	A	4,000	4,050
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	2,530	2,730
Boston Properties L.P., 5.875%, due 10/15/19	A-	4,000	4,277
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB	4,000	4,508
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	4,000	4,385
UBS Group AG, 5 year USD ICE Swap + 5.4965%, 6.875%, due 3/22/21, VRN	BBB-	2,000	2,152
JBS USA LUX SA / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB	3,000	3,075
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	3,375	3,650
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB+	2,855	3,069
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BBB-	2,760	3,104
Ball Corporation, 5.000%, due 3/15/22	BB+	2,500	2,716

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Masco Corporation, 5.950%, due 3/15/22	BBB	$4,050	$4,566
Discover Financial Services, 5.200%, due 4/27/22	BBB+	3,000	3,264
Triumph Group, Inc., 5.250%, due 6/1/22	B-	2,500	2,456
Embraer S.A., 5.150%, due 6/15/22	BBB	3,400	3,663
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa1	4,218	4,428
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB+	3,225	3,362
MGM Resorts International, 6.000%, due 3/15/23	BB-	3,000	3,315
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	3,875	4,064
Itau Unibanco Holding S.A.—144A, 5.125%, due 5/13/23	Ba3	2,500	2,597
Wells Fargo & Co., 4.480%, due 1/16/24	A+	5,000	5,379
Lennar Corporation, 4.500%, due 4/30/24	BB+	2,450	2,529
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	4,000	4,285
BRF S.A.—144A, 4.750%, due 5/22/24	BBB-	3,000	3,052
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,500	2,562
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,500	2,590
Synchrony Financial, 4.250%, due 8/15/24	BBB-	5,000	5,203
SBA Communications Corporation, 4.875%, due 9/1/24	B+	3,000	3,094
HSBC Holdings plc, 5 year USD ICE Swap + 3.705%, 6.375%, due 9/17/24, VRN	BBB	5,000	5,319
BNP Paribas S.A., 4.250%, due 10/15/24	A	4,000	4,185
Owens Corning, 4.200%, due 12/1/24	BBB	5,015	5,290
Cemex S.A.B. de C.V.—144A, 5.700%, due 1/11/25	BB	3,000	3,205
USG Corp.—144A, 5.500%, due 3/1/25	BB+	3,000	3,221
Booz Allen Hamilton, Inc.—144A, 5.125%, due 5/1/25	B+	3,000	3,037
Simon Property Group L.P., 3.300%, due 1/15/26	A	4,500	4,523
Penske Automotive Group, Inc., 5.500%, due 5/15/26	B+	2,000	2,073

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Tenneco, Inc., 5.000%, due 7/15/26	BB+	$3,000	$3,083
Vale Overseas, Ltd., 6.250%, due 8/10/26	BBB	3,025	3,440
Post Holdings, Inc.—144A, 5.000%, due 8/15/26	B	3,000	3,000
United Rentals North America, Inc., 5.875%, due 9/15/26	BB-	2,500	2,725
Xylem, Inc., 3.250%, due 11/1/26	BBB	1,950	1,951
Glencore Funding LLC—144A, 4.000%, due 3/27/27	BBB	5,000	5,040
Sirius XM Radio, Inc.—144A, 5.000%, due 8/1/27	BB	2,500	2,563
The Kroger Co., 8.000%, due 9/15/29	Baa1	4,098	5,434
Yum! Brands, Inc., 6.875%, due 11/15/37	B+	2,200	2,428
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	3,500	4,672
ConocoPhillips, 6.500%, due 2/1/39	A-	4,125	5,518
Petroleos Mexicanos, 6.500%, due 6/2/41	BBB+	2,500	2,620
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	4,700	5,676
Citigroup, Inc., 5.875%, due 1/30/42	A	4,000	5,116
Bank of America Corporation, 5.875%, due 2/7/42	A	4,000	5,146
Morgan Stanley, 6.375%, due 7/24/42	A	3,248	4,382
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	3,500	3,649
ERP Operating L.P., 4.500%, due 6/1/45	A-	4,500	4,840
The Goldman Sachs Group, Inc., 4.750%, due 10/21/45	A	3,500	3,902
Anheuser-Busch InBev Finance, Inc., 4.900%, due 2/1/46	A-	5,000	5,670
Apple, Inc., 4.650%, due 2/23/46	AA+	5,000	5,679
Exxon Mobil Corporation, 4.114%, due 3/1/46	Aaa	2,275	2,464
PepsiCo, Inc., 4.450%, due 4/14/46	A+	4,500	5,003
Verizon Communications, Inc., 4.125%, due 8/15/46	A-	5,000	4,564
BAT Capital Corporation—144A, 4.540%, due 8/15/47	BBB+	1,900	1,963

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Brookfield Finance, Inc., 4.700%, due 9/20/47	A-	$5,250	$5,309
AT&T, Inc., 5.150%, due 2/14/50	A-	5,400	5,448
Microsoft Corporation, 4.750%, due 11/3/55	AAA	4,950	5,887
Total Corporate Obligations			247,204
Total Long-Term Investments—97.4% (cost $532,762)			545,706
Repurchase Agreements
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $5,784, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26		5,784	5,784
Total Repurchase Agreement—1.0% (cost $5,784)			5,784
Total Investments—98.4% (cost $538,546)			551,490
Cash and other assets, less liabilities—1.6%			9,000
Net assets—100.0%			$560,490

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $159.

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Received (Paid)	Market Value	Unrealized Appreciation (Depreciation)
CDX.IG - 28	Buy	1.000%	June 2022	CME	$25,000	$398	$(537)	$(139)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—55.4%
U.S. Treasury Inflation Indexed Notes/Bonds—2.4%
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	$2,238	$2,328
Federal Home Loan Mortgage Corp. (FHLMC)—13.8%
#E97112, 4.000%, due 5/1/18	5	5
#J05444, 6.000%, due 8/1/22	32	33
#E02388, 6.000%, due 9/1/22	61	65
#E02490, 6.000%, due 4/1/23	67	70
#J13022, 4.000%, due 9/1/25	306	323
#G16026, 4.000%, due 11/1/25	3,293	3,471
#J16051, 4.500%, due 7/1/26	721	767
#A17603, 5.500%, due 1/1/34	593	677
#G01705, 5.500%, due 6/1/34	1,136	1,297
#A45790, 7.500%, due 5/1/35	127	143
#G02141, 6.000%, due 3/1/36	259	300
#G04126, 6.000%, due 6/1/37	281	324
#G03201, 6.500%, due 6/1/37	156	179
#A66843, 6.500%, due 10/1/37	242	272
#G04564, 6.000%, due 12/1/37	247	284
#A81799, 6.500%, due 9/1/38	202	224
#G06964, 5.500%, due 11/1/38	1,305	1,489
#G60366, 6.000%, due 10/1/39	1,161	1,332
#G05875, 5.500%, due 2/1/40	114	128
#G07300, 6.000%, due 4/1/40	430	499
#C03665, 9.000%, due 4/1/41	295	354
#G06583, 5.000%, due 6/1/41	1,297	1,445
Total FHLMC Mortgage Obligations		13,681
Federal National Mortgage Association (FNMA)—39.2%
#695910, 5.000%, due 5/1/18	16	17
#740847, 6.000%, due 10/1/18	23	23
#323501, 6.500%, due 1/1/19	6	7
#751313, 5.000%, due 3/1/19	43	44
#458147, 10.000%, due 8/15/20	6	6
#835563, 7.000%, due 10/1/20	96	100
#831430, 5.500%, due 3/1/21	141	145
#888555, 5.500%, due 9/1/21	1,205	1,251
#880991, 5.500%, due 1/1/22	78	82
#735574, 8.000%, due 3/1/22	77	81
#679253, 6.000%, due 10/1/22	276	310
FNR G93-19 SH, 1M LIBOR + 10.000%,11.234%, due 4/25/23, VRN	11	13
#982885, 5.000%, due 5/1/23	298	313
#933985, 5.500%, due 8/1/23	171	181
#AL8529, 6.000%, due 11/1/24	5,723	6,137
#255956, 5.500%, due 10/1/25	41	45
#AL9730, 4.500%, due 2/1/27	1,116	1,186
#256639, 5.000%, due 2/1/27	9	10
#806458, 8.000%, due 6/1/28	88	97
#AL9857, 4.000%, due 2/1/29	9,136	9,642
#880155, 8.500%, due 7/1/29	198	226
#797846, 7.000%, due 3/1/32	65	69
#745519, 8.500%, due 5/1/32	56	65
#654674, 6.500%, due 9/1/32	58	65
#733897, 6.500%, due 12/1/32	204	228

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#254693, 5.500%, due 4/1/33		$7	$8
#555531, 5.500%, due 6/1/33		64	72
#711736, 5.500%, due 6/1/33		86	97
#555591, 5.500%, due 7/1/33		11	12
#AL3455, 5.500%, due 11/1/33		1,757	2,007
#776964, 5.000%, due 4/1/34		302	337
#725424, 5.500%, due 4/1/34		68	76
#888884, 5.500%, due 12/1/35		146	165
#886220, 6.000%, due 7/1/36		180	208
#AL3449, 6.000%, due 7/1/36		813	947
#928574, 6.000%, due 7/1/37		214	243
#888703, 6.500%, due 8/1/37		811	953
#928658, 6.500%, due 9/1/37		27	30
#AL5819, 6.000%, due 12/1/37		421	487
#AL6411, 7.000%, due 12/1/37		867	994
#962058, 6.500%, due 3/1/38		400	461
#991911, 7.000%, due 11/1/38		112	124
#AD0315, 6.500%, due 8/1/39		219	243
#AC3237, 5.000%, due 10/1/39		117	130
#AC9569, 5.000%, due 2/1/40		192	214
#AL0028, 5.000%, due 2/1/41		859	954
#AL5815, 5.500%, due 4/1/41		614	703
#AL9226, 5.500%, due 12/1/41		5,656	6,473
#AL9225, 6.000%, due 1/1/42		2,235	2,598
Total FNMA Mortgage Obligations			38,879
Asset-Backed Securities—4.1%
Mercedes Benz Auto Lease Trust, 2016-A, Tranche A2B, 1M USD LIBOR + 0.560%, 1.794%, 7/16/18, VRN	Aaa	126	126
Ford Credit Auto Owner Trust, 2016-A, Tranche A2B, 1M USD LIBOR + 0.400%, 1.634%, 12/15/18, VRN	AAA	151	151
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1M LIBOR + 1.150%, 2.387%, 1/23/20, VRN	AAA	1,225	1,229
American Express Credit Account Master Trust, 2008-2, Tranche A, 1M LIBOR + 1.260%, 2.494%, 9/15/20, VRN	AAA	1,000	1,005
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 1M LIBOR + 0.450%, 1.684%, 2/15/22, VRN	AAA	1,000	1,006
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 3.734%, 1/15/43, VRN	AAA	500	517
Total Asset-Backed Securities			4,034

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—37.9%
Morgan Stanley, 6.625%, due 4/1/18	A	$1,000	$1,025
Bank of America Corporation, 6.875%, due 11/15/18	A	1,000	1,054
Baidu, Inc., 2.750%, due 6/9/19	A	750	759
JPMorgan Chase & Co., 3M USD LIBOR + 3.320%, 5.000%, due 7/1/19, VRN	BBB-	750	764
PNC Bank NA, 1.450%, due 7/29/19	A+	1,000	994
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A	750	792
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,000	1,069
Citigroup, Inc., 2.450%, due 1/10/20	A	900	908
Branch Banking & Trust Co., 3M USD LIBOR + 0.450%, 1.754%, due 1/15/20, VRN	A1	1,200	1,205
Petroleos Mexicanos, 6.000%, due 3/5/20	BBB+	750	808
Intel Corporation, 3M USD LIBOR + 0.080%, 1.389%, due 5/11/20, VRN	A+	750	751
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	1,000	1,096
Mitsubishi UFJ Financial Group, Inc., 2.950%, due 3/1/21	A1	1,000	1,017
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	1,000	1,081
Apple, Inc., 1.550%, due 8/4/21	AA+	750	736
Verizon Communications, Inc., 3.500%, due 11/1/21	A-	1,000	1,041
Ryder System, Inc., 3.450%, due 11/15/21	A-	900	934
Lloyds Banking Group plc, 3.000%, due 1/11/22	A+	1,000	1,009
Vale Overseas, Ltd., 4.375%, due 1/11/22	BBB	750	783
Embraer S.A., 5.150%, due 6/15/22	BBB	500	539
Comcast Corporation, 3.125%, due 7/15/22	A-	1,000	1,036
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	750	800
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa1	750	787
Anheuser-Busch InBev Finance, Inc., 3.300%, due 2/1/23	A-	1,000	1,038
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	500	524

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
BHP Billiton Finance USA, Ltd., 3.850%, due 9/30/23	A	$1,000	$1,075
Wells Fargo & Co., 4.480%, due 1/16/24	A+	1,000	1,076
The Goldman Sachs Group, Inc., 4.000%, due 3/3/24	A	1,000	1,057
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	750	803
BRF S.A.—144A, 4.750%, due 5/22/24	BBB-	750	763
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	750	777
Synchrony Financial, 4.250%, due 8/15/24	BBB-	750	780
BNP Paribas S.A., 4.250%, due 10/15/24	A	750	785
ERP Operating L.P., 3.375%, due 6/1/25	A-	1,000	1,023
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	A	1,000	1,046
Simon Property Group L.P., 3.300%, due 1/15/26	A	1,000	1,005
ConocoPhillips Co., 4.950%, due 3/15/26	A-	900	1,016
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	750	775
Amazon.com, Inc.—144A, 3.150%, due 8/22/27	AA-	1,000	1,009
The Kroger Co., 8.000%, due 9/15/29	Baa1	775	1,028
Crown Castle Towers LLC—144A, 6.113%, due 1/15/40	A2	1,000	1,069
Total Corporate Obligations			37,637
Total Long-Term Investments—97.4% (cost $96,366)			96,559
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $2,189, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26		2,189	2,189
Total Repurchase Agreement—2.2% (cost $2,189)			2,189
Total Investments—99.6% (cost $98,555)			98,748
Cash and other assets, less liabilities—0.4%			383
Net assets—100.0%			$99,131

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—42.9%
U.S. Treasury—0.1%
U.S. Treasury Floating Rate Note, 3M treasury money market yield + 0.272%, 1.325%, due 1/31/18	$250	$250
Federal Home Loan Mortgage Corp. (FHLMC)—11.6%
#E95760, 4.500%, due 4/1/18	1	1
#E99582, 5.000%, due 9/1/18	2	2
#E99684, 5.000%, due 10/1/18	54	56
#B11362, 5.500%, due 12/1/18	6	6
#B11849, 5.500%, due 1/1/19	18	18
#B13870, 4.500%, due 5/1/19	12	12
#G11604, 5.000%, due 7/1/19	17	18
#G11596, 5.500%, due 8/1/19	16	16
#G11605, 5.500%, due 9/1/19	10	10
#B17294, 5.000%, due 11/1/19	51	52
#G11660, 5.500%, due 2/1/20	362	370
#B19222, 4.500%, due 4/1/20	48	49
#G11697, 5.500%, due 4/1/20	36	37
#J02537, 5.000%, due 9/1/20	23	24
#G11836, 5.500%, due 12/1/20	8	8
#G12113, 5.500%, due 5/1/21	65	67
#G12395, 6.000%, due 10/1/21	430	453
#E02322, 5.500%, due 5/1/22	18	19
#G12725, 6.000%, due 6/1/22	106	112
#G13124, 6.000%, due 12/1/22	232	249
#J06871, 5.500%, due 1/1/23	57	60
#J08450, 5.500%, due 7/1/23	30	32
#J08703, 5.500%, due 9/1/23	50	53
#C00351, 8.000%, due 7/1/24	42	46
#J11208, 5.000%, due 11/1/24	69	73
#J11374, 4.500%, due 12/1/24	666	708
#G00363, 8.000%, due 6/1/25	69	76
#C80329, 8.000%, due 8/1/25	13	15
#J14491, 4.000%, due 2/1/26	416	439
#J16051, 4.500%, due 7/1/26	1,627	1,730
#G30348, 6.000%, due 7/1/27	876	986
#G04821, 8.500%, due 7/1/31	2,043	2,500
#G07290, 6.000%, due 6/1/34	1,845	2,092
#G07837, 6.500%, due 2/1/38	1,353	1,546
#G04424, 6.000%, due 6/1/38	519	586
#G04641, 6.000%, due 6/1/38	1,595	1,839
#G04778, 6.000%, due 7/1/38	76	88
#A81372, 6.000%, due 8/1/38	241	277
#G04687, 6.000%, due 9/1/38	70	80
#G04745, 6.000%, due 9/1/38	236	272
#A81799, 6.500%, due 9/1/38	189	210
#G06085, 6.500%, due 9/1/38	74	83
#G05723, 6.500%, due 11/1/38	1,168	1,310
#G05124, 6.000%, due 12/1/38	3,993	4,611
#G07480, 6.000%, due 5/1/39	2,644	3,018
#G07300, 6.000%, due 4/1/40	4,560	5,287
#4122, Tranche FP, 1M LIBOR + 0.400%, 1.634%, due 10/15/42, VRN	784	785
Total FHLMC Mortgage Obligations		30,381

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—31.2%
#672953, 5.000%, due 12/1/17	$1	$1
#695838, 5.500%, due 4/1/18	2	2
#697593, 5.000%, due 5/1/18	10	10
#705741, 5.000%, due 6/1/18	7	7
#656573, 5.000%, due 6/1/18	8	8
#709848, 5.000%, due 6/1/18	7	7
#728715, 5.000%, due 7/1/18	16	16
#711991, 5.000%, due 8/1/18	11	11
#257378, 5.000%, due 9/1/18	2	2
#743183, 5.000%, due 10/1/18	5	5
#749596, 5.000%, due 11/1/18	24	25
#753866, 6.000%, due 12/1/18	27	28
#761246, 5.000%, due 1/1/19	32	33
#766059, 5.500%, due 2/1/19	28	28
#751313, 5.000%, due 3/1/19	19	19
#766276, 5.000%, due 3/1/19	77	78
#779363, 5.000%, due 6/1/19	8	8
#785259, 5.000%, due 8/1/19	41	42
#761530, 5.500%, due 8/1/19	65	67
#761489, 5.500%, due 9/1/19	22	23
#788424, 5.500%, due 9/1/19	21	21
#725953, 5.000%, due 10/1/19	14	14
#735303, 5.500%, due 10/1/19	883	901
#745877, 5.000%, due 1/1/20	38	39
#357865, 5.000%, due 7/1/20	37	38
#888105, 5.000%, due 8/1/20	1	1
#357978, 5.000%, due 9/1/20	362	376
#844026, 6.000%, due 11/1/20	169	174
#745735, 5.000%, due 3/1/21	425	441
#879607, 5.500%, due 4/1/21	25	26
#831497, 6.000%, due 4/1/21	90	94
#831525, 5.500%, due 6/1/21	31	33
#888555, 5.500%, due 9/1/21	1,995	2,071
#880993, 6.000%, due 1/1/22	6	6
#888982, 6.000%, due 12/1/22	110	117
#972934, 5.500%, due 2/1/23	127	134
#889670, 5.500%, due 6/1/23	33	35
#AE0011, 5.500%, due 9/1/23	40	42
#747339, 5.500%, due 10/1/23	147	163
#995395, 6.000%, due 12/1/23	100	106
#190988, 9.000%, due 6/1/24	24	26
#AL8529, 6.000%, due 11/1/24	20,807	22,313
#AL3422, 5.000%, due 1/1/25	477	508
#AL9730, 4.500%, due 2/1/27	5,868	6,237
#AL9857, 4.000%, due 2/1/29	4,839	5,107
#555933, 7.000%, due 6/1/32	547	623
#AL3380, 5.500%, due 1/1/34	850	971
#759336, 6.000%, due 1/1/34	1,214	1,405
#AL3401, 5.500%, due 2/1/34	1,422	1,624
#AL3449, 6.000%, due 7/1/36	1,302	1,516
#886762, 7.000%, due 9/1/36	290	342
#928574, 6.000%, due 7/1/37	110	125
#948637, 6.500%, due 8/1/37	330	366

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#888703, 6.500%, due 8/1/37		$3,031	$3,558
#AL5819, 6.000%, due 12/1/37		1,826	2,115
#AL6411, 7.000%, due 12/1/37		3,793	4,350
#889371, 6.000%, due 1/1/38		668	772
#965534, 6.000%, due 1/1/38		39	44
#975649, 6.000%, due 7/1/38		102	116
#995712, 6.000%, due 8/1/38		1,622	1,881
#AD0100, 7.000%, due 12/1/38		792	930
#AD0315, 6.500%, due 8/1/39		477	529
#AC3270, 5.500%, due 9/1/39		1,449	1,656
#AE0934, 6.500%, due 10/1/39		2,712	3,189
#AL5815, 5.500%, due 4/1/41		3,070	3,513
#AL9226, 5.500%, due 12/1/41		6,332	7,246
#AL9225, 6.000%, due 1/1/42		4,877	5,668
Total FNMA Mortgage Obligations			81,982
Asset-Backed Securities—20.2%
Mercedes Benz Auto Lease Trust, 2016-A, Tranche A2B, 1M USD LIBOR + 0.560%, 1.794%, 7/16/18, VRN	Aaa	363	363
Nissan Auto Lease Trust, 2016-A, Tranche A2B, 1M USD LIBOR + 0.380%, 1.614%, 8/15/18, VRN	Aaa	976	977
Ford Credit Auto Lease Trust, 2016-A, Tranche A2B, 1M USD LIBOR + 0.540%, 1.774%, 11/15/18, VRN	AAA	51	51
Ford Credit Auto Owner Trust, 2016-A, Tranche A2B, 1M USD LIBOR + 0.400%, 1.634%, 12/15/18, VRN	AAA	227	228
Nissan Auto Lease Trust, 2016-B, Tranche A2B, 1M USD LIBOR + 0.280%, 1.514%, 12/17/18, VRN	Aaa	1,409	1,410
Nissan Auto Receivables 2016-A Owner Trust, 2016-A, Tranche A2B, 1M USD LIBOR + 0.350%, 1.584%, 2/15/19, VRN	Aaa	1,208	1,209
Nissan Auto Receivables Owner Trust, 2016-B, Tranche A2B, 1M USD LIBOR + 0.300%, 1.534%, 4/15/19, VRN	Aaa	1,161	1,161
Toyota Auto Receivables 2016-D Owner Trust, 2016-D, Tranche A2B, 1M USD LIBOR + 0.130%, 1.364%, 5/15/19, VRN	AAA	1,369	1,369
American Express Issuance Trust II, 2013-2, Tranche A, 1M LIBOR + 0.430%, 1.664%, 8/15/19, VRN	AAA	2,233	2,241
Nissan Master Owner Trust Receivables, 2015-A, Tranche A1, 1M LIBOR + 0.400%, 1.634%, 1/15/20, VRN	Aaa	1,915	1,917
GM Financial Automobile Leasing Trust, 2017-3, Tranche A2B, 1M USD LIBOR + 0.240%, 1.476%, 1/21/20, VRN	Aaa	500	500
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1M LIBOR + 1.150%, 2.387%, 1/23/20, VRN	AAA	3,760	3,773
Mercedes-Benz Master Owner Trust—144A, 2015-BA, Tranche A, 1M LIBOR + 0.380%, 1.614%, 4/15/20, VRN	Aaa	1,500	1,502
Ford Credit Auto Owner Trust, 2017-B, Tranche A2B, 1M USD LIBOR + 0.070%, 1.304%, 5/15/20, VRN	AAA	1,200	1,201
Citibank Credit Card Issuance Trust, 2013-A2, Tranche A2, 1M LIBOR + 0.280%, 1.517%, 5/26/20, VRN	AAA	2,827	2,832
BMW Floorplan Master Owner Trust—144A, 2015-1A, Tranche A, 1M LIBOR + 0.500%, 1.734%, 7/15/20, VRN	AAA	3,675	3,686

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
American Express Credit Account Master Trust, 2008-2, Tranche A, 1M LIBOR + 1.260%, 2.494%, 9/15/20, VRN	AAA	$2,200	$2,210
Discover Card Execution Note Trust, 2013-A6, Tranche A6, 1M LIBOR + 0.450%, 1.684%, 4/15/21, VRN	AAA	2,000	2,008
Chase Issuance Trust, 2016-A1, Tranche A, 1M LIBOR + 0.410%, 1.644%, 5/17/21, VRN	AAA	2,024	2,035
Bank of America Credit Card Trust, 2014-A1, Tranche A, 1M LIBOR + 0.380%, 1.614%, 6/15/21, VRN	AAA	4,000	4,015
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 1M LIBOR + 0.260%, 1.494%, 8/16/21, VRN	AAA	3,000	3,006
Capital One Multi-Asset Execution Trust, 2014-A3, Tranche A3, 1M LIBOR + 0.380%, 1.614%, 1/18/22, VRN	AAA	1,110	1,115
Chase Issuance Trust, 2017-A1, Tranche A, 1M LIBOR + 0.300%, 1.534%, 1/18/22, VRN	AAA	3,200	3,216
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 1M LIBOR + 0.450%, 1.684%, 2/15/22, VRN	AAA	3,000	3,017
Mercedes-Benz Master Owner Trust—144A, 2017-BA, Tranche A, 1M LIBOR + 0.420%, 1.654%, 5/16/22, VRN	Aaa	2,280	2,289
GMF Floorplan Owner Revolving Trust—144A, 2017-2, Tranche A2, 1M LIBOR + 0.430%, 1.664%, 7/15/22, VRN	Aaa	2,500	2,505
SLM Student Loan Trust, 2008-4, Tranche A4, 3M USD LIBOR + 1.650%, 2.964%, 7/25/22, VRN	A	846	869
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 3.734%, 1/15/43, VRN	AAA	2,250	2,329
Total Asset-Backed Securities			53,034
Corporate Obligations—37.2%
Exxon Mobil Corporation, 3M USD LIBOR + 0.600%, 1.917%, due 2/28/18, VRN	Aaa	1,000	1,003
The Bank of Tokyo-Mitsubishi UFJ, Ltd.—144A, 3M USD LIBOR + 0.550%, 1.866%, due 3/5/18, VRN	A+	1,400	1,402
Bank of Montreal, 3M USD LIBOR + 0.600%, 1.904%, due 4/9/18, VRN	AA-	2,580	2,586
NBCUniversal Enterprise, Inc.—144A, 3M USD LIBOR + 0.685%, 1.989%, due 4/15/18, VRN	A-	3,075	3,086
Morgan Stanley, 3M USD LIBOR + 1.280%, 2.594%, due 4/25/18, VRN	A	2,500	2,515
The Goldman Sachs Group, Inc., 3M USD LIBOR + 1.200%, 2.511%, due 4/30/18, VRN	A	3,084	3,103
Merck & Co., Inc., 3M USD LIBOR + 0.360%, 1.677%, due 5/18/18, VRN	AA	2,500	2,506
KeyBank NA, 3M USD LIBOR + 0.520%, 1.836%, due 6/1/18, VRN	A-	2,000	2,006
Pfizer, Inc., 3M USD LIBOR + 0.300%, 1.620%, due 6/15/18, VRN	AA	1,000	1,002
Sumitomo Mitsui Banking Corporation, 3M USD LIBOR + 0.670%, 1.976%, due 10/19/18, VRN	A1	1,000	1,005
PNC Bank NA, 3M USD LIBOR + 0.400%, 1.717%, due 12/7/18, VRN	A+	3,000	3,010
Morgan Stanley, 3M USD LIBOR + 1.375%, 2.686%, due 2/1/19, VRN	A	2,185	2,217
USAA Capital Corporation—144A, 3M USD LIBOR + 0.230%, 1.541%, due 2/1/19, VRN	Aa1	1,500	1,502

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Toyota Motor Credit Corporation, 3M USD LIBOR + 0.820%, 2.136%, due 2/19/19, VRN	AA-	$1,000	$1,011
American Honda Finance Corporation, 3M USD LIBOR + 0.825%, 2.140%, due 2/22/19, VRN	A+	1,616	1,632
Apple, Inc., 3M USD LIBOR + 0.820%, 2.134%, due 2/22/19, VRN	AA+	2,743	2,773
PepsiCo, Inc., 3M USD LIBOR + 0.590%, 1.905%, due 2/22/19, VRN	A+	1,000	1,007
Johnson & Johnson, 3M USD LIBOR + 0.270%, 1.586%, due 3/1/19, VRN	AAA	1,785	1,792
Bank of America Corporation, 3M USD LIBOR + 0.870%, 2.205%, due 4/1/19, VRN	A	2,000	2,018
Westpac Banking Corporation, 3M USD LIBOR + 0.710%, 2.019%, due 5/13/19, VRN	AA-	1,000	1,007
QUALCOMM, Inc., 3M USD LIBOR + 0.360%, 1.676%, due 5/20/19, VRN	A1	1,000	1,004
Wells Fargo Bank NA, 3M USD LIBOR + 0.600%, 1.917%, due 5/24/19, VRN	Aa2	1,500	1,512
Bank of Montreal, 3M USD LIBOR + 0.650%, 1.954%, due 7/18/19, VRN	AA-	1,000	1,008
American Express Credit Corporation, 3M USD LIBOR + 0.490%, 1.805%, due 8/15/19, VRN	A2	1,000	1,005
Shell International Finance BV, 3M USD LIBOR + 0.350%, 1.660%, due 9/12/19, VRN	Aa2	3,263	3,282
Sumitomo Mitsui Trust Bank Ltd.—144A, 3M USD LIBOR + 0.440%, 1.764%, due 9/19/19, VRN	A1	750	751
Gilead Sciences, Inc., 3M USD LIBOR + 0.250%, 1.576%, due 9/20/19, VRN	A	1,000	1,002
Mondelez International Holdings Netherlands BV—144A, 3M USD LIBOR + 0.610%, 1.924%, due 10/28/19, VRN	A3	4,000	4,018
Daimler Finance North America LLC—144A, 3M USD LIBOR + 0.620%, 1.931%, due 10/30/19, VRN	A	1,600	1,609
United Technologies Corporation, 3M USD LIBOR + 0.350%, 1.661%, due 11/1/19, VRN	A-	1,175	1,181
Citigroup, Inc., 3M USD LIBOR + 0.790%, 2.094%, due 1/10/20, VRN	A	4,000	4,031
Branch Banking & Trust Co., 3M USD LIBOR + 0.450%, 1.754%, due 1/15/20, VRN	A1	2,000	2,008
Intel Corporation, 3M USD LIBOR + 0.080%, 1.389%, due 5/11/20, VRN	A+	2,500	2,503
Capital One Financial Corporation, 3M USD LIBOR + 0.760%, 2.069%, due 5/12/20, VRN	A-	4,000	4,022
National Australia Bank Ltd.—144A, 3M USD LIBOR + 0.510%, 1.825%, due 5/22/20, VRN	AA-	2,000	2,009
John Deere Capital Corporation, 3M USD LIBOR + 0.290%, 1.613%, due 6/22/20, VRN	A	1,000	1,002
Nissan Motor Acceptance Corp.—144A, 3M USD LIBOR + 0.390%, 1.694%, due 7/13/20, VRN	A	1,250	1,251
Caterpillar Financial Services Corporation, 3M USD LIBOR + 0.290%, 1.607%, due 9/4/20, VRN	A	3,000	3,006

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
IBM Credit LLC, 3M USD LIBOR + 0.260%, 1.577%, due 1/20/21, VRN	A1	$2,000	$2,001
JPMorgan Chase & Co., 3M USD LIBOR + 1.480%, 2.796%, due 3/1/21, VRN	A+	4,500	4,646
Wells Fargo & Co., 3M USD LIBOR + 1.340%, 2.656%, due 3/4/21, VRN	AA-	3,500	3,611
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 3.557%, due 3/8/21, VRN	AA-	4,500	4,738
Bank of America Corporation, 3M USD LIBOR + 1.420%, 2.726%, due 4/19/21, VRN	A	1,000	1,029
The Goldman Sachs Group, Inc., 3M USD LIBOR + 1.360%, 2.674%, due 4/23/21, VRN	A	1,000	1,023
Westpac Banking Corporation, 3M USD LIBOR + 1.000%, 2.309%, due 5/13/21, VRN	AA-	2,000	2,031
Barclays plc, 3M USD LIBOR + 2.110%, 3.419%, due 8/10/21, VRN	A	4,000	4,179
Total Corporate Obligations			97,645
Total Long-Term Investments—100.3% (cost $264,408)			263,292
Total Investments—100.3% (cost $264,408)			263,292
Securities Sold, Not Yet Purchased
U.S. Government Agency
Federal National Mortgage Association (FNMA)—(5.8)%
TBA, 2.500%, due 10/1/32		(15,000)	(15,103)
Total Securities Sold, Not Yet Purchased—(5.8)% (proceeds $15,213)			(15,103)
Cash and other assets, less liabilities—5.5%			14,351
Net assets—100.0%			$262,540

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2017. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Exchange-Traded Funds—59.0%
	Equity Exchange-Traded Funds—51.9%
	Dragon Capital - Vietnam Enterprise Investments, Ltd. Class “C”	2,828,000	$14,893
	Energy Select Sector SPDR Fund	469,800	32,172
	Financial Select Sector SPDR Fund	532,400	13,768
	Global X MSCI Argentina ETF	182,100	5,791
	Global X MSCI Greece ETF	1,601,000	15,145
	iShares Global Energy ETF	445,900	15,156
	iShares MSCI Brazil Capped ETF	386,000	16,092
	iShares MSCI Frontier 100 ETF	712,200	22,313
	iShares MSCI India ETF	1,339,200	43,993
	iShares MSCI Japan ETF	407,000	22,674
	iShares MSCI Malaysia ETF	436,900	14,151
	iShares Russell 1000 Growth ETF	371,100	46,410
	iShares Russell 1000 Value ETF	1,499,300	177,682
	SPDR S&P 500 ETF Trust	1,026,500	257,888
	Utilities Select Sector SPDR Fund	547,600	29,050
	VanEck Vectors Russia ETF	1,499,300	33,419
			760,597
	Fixed Income Exchange-Traded Funds—7.1%
	iShares iBoxx $ Investment Grade Corporate Bond ETF	365,100	44,261
	iShares JP Morgan USD Emerging Markets Bond ETF	264,500	30,793
	SPDR Bloomberg Barclays High Yield Bond ETF	484,800	18,093
	WisdomTree Emerging Markets Local Debt Fund	275,300	10,624
			103,771
	Total Exchange-Traded Funds—59.0% (cost $758,965)		864,368
	Common Stocks—1.5%
	Emerging Latin America—1.4%
	Argentina—1.3%
*	Adecoagro S.A. (Food products)†	81,695	882
	Banco Macro S.A.—ADR (Banks)	12,902	1,514
	BBVA Banco Frances S.A.—ADR (Banks)	25,146	513
*	Cablevision Holding S.A.—GDR †	141,006	3,296
*	Cresud SACIF y A—ADR (Real estate management & development)	24,577	459
*	Empresa Distribuidora Y Comercializadora Norte—ADR (Electric utilities)	16,255	646
	Grupo Clarin S.A. Class B,—GDR (Media)†	39,187	219
	Grupo Financiero Galicia S.A.—ADR (Banks)	57,597	2,969
	Grupo Supervielle S.A.—ADR (Banks)	35,594	879
*	IRSA Inversiones y Representaciones S.A.—ADR (Real estate management & development)	15,058	370
	MercadoLibre, Inc. (Internet software & services)	4,490	1,163
*	Pampa Energia S.A.—ADR (Electric utilities)	40,922	2,664
	Telecom Argentina S.A.—ADR (Diversified telecommunication services)	33,379	1,029
	YPF S.A.—ADR (Oil, gas & consumable fuels)	137,765	3,069
			19,672
	Uruguay—0.1%
*	Arcos Dorados Holdings, Inc. Class “A” (Hotels, restaurants & leisure)†	130,161	1,308

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount		Value
	Common Stocks—(continued)
	Europe—0.1%
	Luxembourg—0.1%
*	Globant S.A. (Software)†		16,165	$648
	Total Common Stocks—1.5% (cost $22,557)			21,628
	Foreign Government Bond—2.2%
	Malaysia
	Malaysia Government Bond, 3.580%, due 9/28/18	MYR	136,312	32,428
	Total Foreign Government Bonds—2.2% (cost $30,910)			32,428
	Repurchase Agreement—2.9%
	Fixed Income Clearing Corporation, 0.120% dated 9/29/17, due 10/2/17, repurchase price $43,353, collateralized by U.S. Treasury Bond, 3.625%, due 8/15/43, and U.S. Treasury Note, 1.500%, due 8/15/26		$43,352	43,352
	Total Repurchase Agreement—2.9% (cost $43,352)			43,352
	U.S. Government—33.8%
	U.S. Treasury Bill, 0.512%, due 10/12/17(a)		8,000	7,998
	U.S. Treasury Bill, 0.629%, due 11/9/17(a)		8,000	7,992
	U.S. Treasury Bill, 0.789%, due 12/7/17(a)		7,000	6,987
	U.S. Treasury Bill, 0.990%, due 1/4/18(a)		52,900	52,758
	U.S. Treasury Bill, 1.038%, due 2/1/18(a)		52,400	52,212
	U.S. Treasury Bill, 1.045%, due 3/1/18(a)		52,400	52,156
	U.S. Treasury Bill, 1.029%, due 3/29/18(a)		52,400	52,096
	U.S. Treasury Bill, 1.122%, due 4/26/18(a)		52,400	52,048
	U.S. Treasury Bill, 1.142%, due 5/24/18(a)		52,400	51,998
	U.S. Treasury Bill, 1.165%, due 6/21/18(a)		51,900	51,452
	U.S. Treasury Bill, 1.197%, due 7/19/18(a)		50,900	50,398
	U.S. Treasury Bill, 1.244%, due 8/16/18		38,500	38,068
	U.S. Treasury Bill, 1.259%, due 9/13/18		20,000	19,755
	Total U.S. Government—33.8% (cost $496,084)			495,918
	Total Purchased Options—0.1% (cost $1,359)			823

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments in Securities—99.5% (cost $1,353,227)	$1,458,517
Total Written Options—0.0% (premiums received $673)	(220)
Cash and other assets, less liabilities—0.5%	7,401
Net assets—100.0%	$1,465,698

* = Non-income producing security

† = U.S. listed foreign security

(a) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $78,174 (in thousands).

ADR = American Depository Receipt

GDR = Global Depository Receipt

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended September 30, 2017 with companies deemed affiliated during the year or at September 30, 2017.

	Share Activity					Period Ended September 30, 2017
								Change in net
								unrealized
	Balance			Balance	Value	Dividend	Net realized	appreciation
Security Name	12/31/2016	Purchases	Sales	09/30/2017	09/30/2017	Income	gain (loss)	(depreciation)
Global X MSCI Greece ETF	2,126,000	182,000	707,000	1,601,000	$15,145	$—	$(169)	$3,631
WisdomTree Emerging Markets Local Debt Fund ETF	326,500	—	51,200	275,300	10,624	402	(450)	1,336
					$25,769	$402	$(619)	$4,967

Purchased Options Contracts

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
Deutsche X-Trackers Harvest CS	N/A	$24	10/20/17	1	$3	$1	$—	$1
Puts
iShares iBoxx High Yield Core	Citibank N.A.	86	12/15/17	16,758	$148,744	822	1,359	(537)
Total Purchased Options Contracts						$823	$1,359	$(536)

Written Options Contracts

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
iShares iBoxx $ Investment Grade	Citibank N.A.	$119	12/15/17	(12,241)	$(148,398)	$(220)	$(673)	$453

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Value	Net Unrealized Appreciation (Depreciation)
Purchased
12/20/17	Australian Dollar	Citibank N.A. London	7,039	$5,597	$5,516	$(81)
12/20/17	Brazilian Real	Citibank N.A. London	45,085	14,004	14,079	75
12/20/17	British Pound Sterling	Citibank N.A. London	53,057	71,129	71,280	151
12/20/17	Canadian Dollar	Citibank N.A. London	4,115	3,300	3,300	—
12/20/17	Chinese Yuan Renminbi	Citibank N.A. London	775,333	117,339	115,988	(1,351)
12/20/17	Colombian Peso	Citibank N.A. London	259,566,863	88,505	87,581	(924)
12/20/17	Euro	Citibank N.A. London	3,646	4,355	4,329	(26)
12/20/17	Indian Rupee	Citibank N.A. London	3,417,295	52,736	51,784	(952)
12/20/17	Mexican Peso	Citibank N.A. London	1,495,642	83,186	81,061	(2,125)
12/20/17	New Turkish Lira	Citibank N.A. London	209,594	59,164	57,436	(1,728)
12/20/17	Philippine Peso	Citibank N.A. London	7,086,479	137,043	138,890	1,847
12/20/17	Polish Zloty	Citibank N.A. London	158,447	43,969	43,433	(536)
12/20/17	Singapore Dollar	Citibank N.A. London	127,627	94,661	94,176	(485)
12/20/17	South African Rand	Citibank N.A. London	629,131	47,086	45,859	(1,227)
12/20/17	South Korean Won	Citibank N.A. London	6,211,349	5,496	5,428	(68)
						$(7,430)
Sold
12/20/17	Argentinean Peso	Citibank N.A. London	547,614	$30,440	$30,263	$177
12/20/17	Australian Dollar	Citibank N.A. London	44,615	35,554	34,963	591
12/20/17	Brazilian Real	Citibank N.A. London	14,828	4,675	4,630	45
12/20/17	Canadian Dollar	Citibank N.A. London	58,758	48,210	47,116	1,094
12/20/17	Czech Koruna	Citibank N.A. London	1,426,917	65,714	65,278	436
12/20/17	Euro	Citibank N.A. London	106,918	127,608	126,958	650
12/20/17	Hong Kong Dollar	Citibank N.A. London	633,878	81,335	81,314	21
12/20/17	Indonesian Rupiah	Citibank N.A. London	220,686,744	16,461	16,249	212
12/20/17	Japanese Yen	Citibank N.A. London	4,549,527	41,333	40,600	733
12/20/17	Mexican Peso	Citibank N.A. London	70,526	3,904	3,822	82
12/20/17	New Zealand Dollar	Citibank N.A. London	172,735	124,440	124,566	(126)
12/20/17	Russian Ruble	Citibank N.A. London	1,075,766	18,405	18,372	33
12/20/17	South African Rand	Citibank N.A. London	72,119	5,359	5,257	102
12/20/17	South Korean Won	Citibank N.A. London	79,590,129	70,524	69,562	962
12/20/17	Swiss Franc	Citibank N.A. London	113,212	117,922	117,580	342
12/20/17	Taiwan Dollar	Citibank N.A. London	2,633,558	87,727	87,026	701
12/20/17	Thai Baht	Citibank N.A. London	3,493,926	105,588	104,862	726
						$6,781

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in thousands)	Notional Amount (USD)	Value (USD)	Net Unrealized Appreciation (Depreciation)
Long
748	CAC 40 Index	October 2017	Euro	39,842	45,902	47,089	$1,187

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in thousands)	Notional Amount (USD)	Value (USD)	Net Unrealized Appreciation (Depreciation)
Long — (continued)
958	IBEX 35 Index	October 2017	Euro	98,971	115,697	116,974	$1,277
36	HSCEI Future	October 2017	Hong Kong Dollar	19,631	2,542	2,513	(29)
2,243	MSCI Singapore ETS Index	October 2017	Singapore Dollar	80,692	59,241	59,488	247
151	MSCI Taiwan Index	October 2017	U.S. Dollar	5,809	5,824	5,809	(15)
331	KOSPI 200 Index	December 2017	South Korean Won	26,285,538	22,534	22,950	416
6,644	EURO STOXX 600 Banks Index	December 2017	Euro	62,553	69,358	73,932	4,574
838	FTSE 100 Index	December 2017	British Pound Sterling	61,421	82,695	82,304	(391)
658	FTSE MIB Index	December 2017	Euro	74,459	85,281	88,003	2,722
							$9,988
Short
180	Amsterdam Index	October 2017	Euro	19,328	22,331	22,844	$(513)
419	OMXS 30 Index	October 2017	Swedish Krona	68,580	8,056	8,420	(364)
84	HANG SENG Index	October 2017	Hong Kong Dollar	115,563	14,765	14,794	(29)
269	EURO-BTP	December 2017	Euro	36,304	43,221	42,908	313
485	NIKKEI 225 Index	December 2017	Japanese Yen	4,936,088	41,747	43,867	(2,120)
211	TOPIX Index	December 2017	Japanese Yen	3,534,250	29,903	31,409	(1,506)
359	S&P TSX 60 Index	December 2017	Canadian Dollar	65,963	50,437	52,865	(2,428)
30	DAX Index	December 2017	Euro	9,599	10,898	11,345	(447)
838	EURO STOXX 50 Index	December 2017	Euro	29,967	34,670	35,418	(748)
2,723	MEX BOLSA Index	December 2017	Mexican Peso	1,378,355	75,774	75,692	82
3,501	S&P 500 E Mini Index	December 2017	U.S. Dollar	440,443	431,786	440,443	(8,657)
748	XAK Technology	December 2017	U.S. Dollar	44,394	44,144	44,394	(250)
269	XAV Health Care	December 2017	U.S. Dollar	22,061	22,310	22,061	249
569	XAY CONS DISCRET	December 2017	U.S. Dollar	51,722	51,519	51,722	(203)
180	10YR Can Bond	December 2017	Canadian Dollar	24,354	19,918	19,518	400
1,776	FTSE/JSE Top 40 Index	December 2017	South African Rand	890,433	66,041	65,769	272
90	SPI 200 Index	December 2017	Australian Dollar	12,753	10,080	10,003	77
120	Long Gilt	December 2017	British Pound Sterling	14,866	20,328	19,920	408
							$(15,464)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2017 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Received (Paid)	Value	Unrealized Appreciation (Depreciation)
3 Month STIBOR	Receive	1.350%	March 2028	LCH	225,940 SEK	$16	$132	$148

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Received (Paid)	Value	Unrealized Appreciation (Depreciation)
ITRAXX Europe S27	Sell	1.000%	June 2022	ICE	24,629 EUR	$(328)	$796	$468

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (Local, in thousands)		Value	Unrealized Appreciation (Depreciation)
10 YR T-Notes Future	Receive	0 bp	Dec 2017	Credit Suisse International		83,225	$769	$769
5 YR T-Notes Future	Receive	0 bp	Dec 2017	Credit Suisse International		17,720	95	95
Dow Jones US Telecommunications Total Return Index	Receive	3 Month LIBOR plus 10 bp	Dec 2017	Goldman Sachs International		30,055	(1,224)	(1,224)
Euro Bund Future	Receive	0 bp	Dec 2017	Credit Suisse International	EUR	19,480	188	188
Euro STOXX Bank Gross Return Index	Receive	3 Month EURIBOR plus 18 bp	Dec 2017	Goldman Sachs International	EUR	6,267	(257)	(257)
MSCI China Small Cap Index (Net)	Pay	3 Month LIBOR plus 35 bp	Dec 2017	Goldman Sachs International		10,770	1,892	1,892
MSCI China Small Cap Index (Net)	Pay	3 Month LIBOR plus 20 bp - 50 bp	Dec 2017 to Jun 2018	Citibank N.A.		20,795	2,620	2,620
MSCI Emerging Markets Small Cap (Net)	Pay	3 Month LIBOR plus 81 bp	Dec 2017 to Mar 2018	Credit Suisse International		29,403	4,906	4,906
MSCI International Indonesia Gross Return Index	Receive	3 Month LIBOR plus 40.5 bp	Dec 2017	Citibank N.A.		15,343	166	166
MSCI Vietnam Daily Total Return Index	Pay	3 Month LIBOR plus 100 bp	Dec 2017	Goldman Sachs International		7,407	46	46
Swiss Market Index (Total Return)	Receive	3 Month CHF LIBOR	Dec 2017	Credit Suisse International		19,263	(310)	(310)
Vietnam Equity Basket	Pay	3 Month LIBOR plus 100 bp	Dec 2017	Goldman Sachs International		7,489	104	104
								$8,995
Total Net Unrealized Appreciation (Depreciation) on Swaps								$9,611

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Trust currently consists of the following twenty-one funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Developed Plus (formerly known as International Equity)
Mid Cap Growth	Institutional International Developed Plus (formerly known as Institutional International Equity)
Small-Mid Cap Growth	International Growth
Small-Mid Cap Value	Institutional International Growth
Small Cap Growth	International Small Cap Growth
Small Cap Value	Emerging Markets Leaders
Emerging Markets Growth
Global Equity Fund	Emerging Markets Small Cap Growth
Global Leaders
Fixed Income Funds
Multi-Asset and Alternative Fund	Bond
Macro Allocation	Income
Low Duration

The investment objectives of the Funds are as follows:

Domestic Equity	Long-term capital appreciation.
Global Equity	Long-term capital appreciation.
International Equity	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal. (Maximize total return—Low Duration).
Multi-Asset and Alternative	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at September 30, 2017 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$300,922	$94,321	$(4,119)	$90,202
Large Cap Growth	148,766	38,166	(627)	37,539
Mid Cap Growth	66,376	15,582	(795)	14,787
Small-Mid Cap Growth	1,400,311	404,927	(21,236)	383,691
Small-Mid Cap Value	2,622	729	(51)	678
Small Cap Growth	399,019	114,677	(14,872)	99,805
Small Cap Value	525,846	185,804	(7,869)	177,935
Global Leaders	151,240	48,736	(452)	48,284
International Leaders	284,260	72,267	(842)	71,425
International Developed Plus	97,813	20,233	(251)	19,982
Institutional International Developed Plus	14,636	3,674	(41)	3,633
International Growth	2,566,906	659,555	(16,956)	642,599
Institutional International Growth	1,823,730	455,417	(11,315)	444,102
International Small Cap Growth	478,057	124,945	(5,886)	119,059
Emerging Markets Leaders	349,051	103,531	(1,431)	102,100
Emerging Markets Growth	1,012,658	379,412	(2,993)	376,419
Emerging Markets Small Cap Growth	345,296	68,406	(3,889)	64,517
Bond	538,672	16,019	(3,340)	12,679
Income	98,580	950	(782)	168
Low Duration	249,195	555	(1,561)	(1,006)
Macro Allocation	1,359,982	126,383	(13,765)	112,618

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of September 30, 2017, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. When a Fund sells TBAs, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security.

(e) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of September 30, 2017, fair valuation estimates for foreign equity securities were not obtained.

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of September 30, 2017, there were securities held in the International Growth and Institutional International Growth Funds requiring fair valuation pursuant to the Valuation Procedures approved by the Board of Trustees.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Repurchase agreements are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the period, in the following tables with the reasons for the transfers disclosed in a note to the tables, if applicable. Transfer amounts are based on end of period values.

As of September 30, 2017, the hierarchical input levels of securities in each Fund, segregated by security class or other financial instruments, are shown below (in thousands). There were no transfers between Levels as of September 30, 2017.

3

Investments in securities		Growth	Large Cap Growth	Mid Cap Growth
Level 1—Quoted prices
Common Stocks		$379,577	$184,716	$78,859
Level 2—Other significant observable inputs
Short-Term Investments		11,547	1,589	2,304
Level 3—Significant unobservable inputs
None		—	—	—
Total investments in securities		$391,124	$186,305	$81,163

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$1,742,824	$3,300	$491,283	$691,284
Exchange-Traded Fund	—	—	646	—
Level 2—Other significant observable inputs
Short-Term Investments	41,178	—	6,895	12,497
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$1,784,002	$3,300	$498,824	$703,781

Investments in securities	Global Leaders	International Leaders	International Developed Plus	Institutional International Developed Plus	International Growth
Level 1—Quoted prices
Common Stocks	$194,448	$346,306	$113,537	$17,615	$3,156,796
Preferred Stocks	—	—	—	—	45,877
Level 2—Other significant observable inputs
Common Stocks	—	—	—	—	6,832
Short-Term Investments	5,076	9,379	4,258	654	—
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$199,524	$355,685	$117,795	$18,269	$3,209,505

Investments in securities	Institutional International Growth	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$2,217,587	$569,228	$412,210	$1,314,423	$388,023
Preferred Stocks	32,184	—	18,510	18,354	1,696
Level 2—Other significant observable inputs
Rights	—	—	—	—	7
Common Stocks	4,800	7,198	15,857	41,479	10,837
Short-Term Investments	13,261	20,690	4,574	14,821	9,250
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$2,267,832	$597,116	$451,151	$1,389,077	$409,813
4

Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1—Quoted Prices
Common Stocks	$—	$—	$—	$21,628
Exchange-Traded Funds	—	—	—	864,368
Purchased Option	—	—	—	1
Level 2—Other significant observable inputs
Asset-Backed Securities	11,609	4,034	53,034	—
Corporate Obligation/Notes	247,204	37,637	97,645	—
Purchased Option	—	—	—	822
Short-Term Investments	5,784	2,189	—	43,352
U.S. Government and U.S. Government Agency	286,893	54,888	112,613	495,918
Foreign Government	—	—	—	32,428
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices	—	—	—	—
None	—	—	—	—
Level 2—Other significant observable inputs	—	—	—	—
Written Options	—	—	—	(220)
Level 3—Significant unobservable inputs	—	—	—	—
None	—	—	—	—
Total investments in securities	$551,490	$98,748	$263,292	$1,458,297
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$12,224
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	8,980
Swaps	—	—	—	11,402
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	(17,700)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(9,629)
Swaps	(139)	—	—	(1,791)
U.S. Government Agency	—	—	(15,103)	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total Other Financial Instruments	$(139)	$—	$(15,103)	$3,486

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the International Growth and Institutional International Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, and market trends that influence its performance. Level 3 securities represented 0.00% and 0.00% as a percentage of Net Assets in the International Growth and Institutional International Growth Funds, respectively.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

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Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Swap agreements typically are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

William Blair Funds

By:	/s/ Richard W. Smirl
Richard W. Smirl Senior Vice President (Principal Executive Officer)

Date: November 20, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Richard W. Smirl
Richard W. Smirl Senior Vice President (Principal Executive Officer)

Date: November 20, 2017

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: November 20, 2017